PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                               PRESIDENT'S LETTER
                         ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2000

                                                               December 26, 2000

Dear Shareholder:

  I am pleased to present our annual report for the fiscal year ended October 31, 2000. Despite a rather tumultuous year for the financial markets, I'm pleased to report the size of our fund family has grown from $831,000,000 to $1,290,000,000. What's even more exciting is that the majority of this growth has been from net new investments into our fund family.

  As I sit down to write this letter, I look back over some of the stories that influenced the markets and our portfolios over the past year. This year's volatile equity market, fueled by one of the most memorable presidential elections our nation has ever witnessed, tested investors' resolve.

  An upside to these rather uncertain market conditions has been the resiliency of our mutual fund family as a whole, as well as each of our individual portfolios. This past year has seen many funds fall well below their respective benchmark indicators. Our portfolios, on the other hand, moved by and large in tandem with their respective benchmarks and the marketplace, providing our shareholders with few surprises.

  As we begin our new fiscal year, it remains important to revisit your long-term investment strategy. It's also important to be patient and realistic in your expectations of market growth. The unprecedented gains over the last few years appear to be settling into a more normalized pattern.

  Now, more than ever, responsible investing -- believing the underlying quality of investments is as important as any current return characteristics. We believe strongly in holding fixed income investments that meet the highest quality standards, and equity investments that offer good growth in earnings and strong management.

  We appreciate the trust you've placed in us over the past year. Now, we invite you to read through our annual report, including our manager's discussions of performance on the following pages.

                                          Sincerely Yours,

                                          /s/Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

This report contains information for existing shareholders of Principal Preservation. It does not constitute an offer to sell. If an investor wishes to receive more information about the portfolios, the investor should obtain a prospectus, which includes a discussion of each portfolio's investment objective and all sales charges and expenses of the relevant portfolio(s).

TAX-EXEMPT PORTFOLIO

                     Principal Preservation          Lehman 20-Year
        Date          Tax-Exempt Portfolio        Municipal Bond Index
        ----          --------------------        --------------------
     10/31/90                $9,653                     $10,000
     11/30/90                $9,825                     $10,201
     12/31/90                $9,902                     $10,246
      1/31/91               $10,016                     $10,383
      2/28/91               $10,130                     $10,473
      3/31/91               $10,147                     $10,477
      4/30/91               $10,214                     $10,616
      5/31/91               $10,280                     $10,710
      6/30/91               $10,335                     $10,699
      7/31/91               $10,402                     $10,830
      8/31/91               $10,533                     $10,973
      9/30/91               $10,626                     $11,116
     10/31/91               $10,733                     $11,216
     11/30/91               $10,762                     $11,247
     12/31/91               $10,894                     $11,489
      1/31/92               $10,962                     $11,515
      2/29/92               $10,953                     $11,518
      3/31/92               $10,995                     $11,523
      4/30/92               $11,115                     $11,626
      5/31/92               $11,248                     $11,763
      6/30/92               $11,394                     $11,961
      7/31/92               $11,807                     $12,320
      8/31/92               $11,635                     $12,199
      9/30/92               $11,663                     $12,278
     10/30/92               $11,490                     $12,158
     11/30/92               $11,749                     $12,376
     12/31/92               $11,833                     $12,502
      1/31/93               $12,054                     $12,647
      2/28/93               $12,550                     $13,105
      3/31/93               $12,427                     $12,966
      4/30/93               $12,567                     $13,097
      5/31/93               $12,638                     $13,170
      6/30/93               $12,847                     $13,390
      7/31/93               $12,874                     $13,407
      8/31/93               $13,154                     $13,686
      9/30/93               $13,336                     $13,842
     10/30/93               $13,362                     $13,868
     11/30/93               $13,231                     $13,746
     12/31/93               $13,529                     $14,036
      1/31/94               $13,698                     $14,213
      2/28/94               $13,306                     $13,788
      3/31/94               $12,694                     $13,061
      4/30/94               $12,807                     $13,168
      5/31/94               $12,921                     $13,323
      6/30/94               $12,828                     $13,190
      7/31/94               $13,089                     $13,492
      8/31/94               $13,114                     $13,530
      9/30/94               $12,903                     $13,259
     10/31/94               $12,616                     $12,909
     11/30/94               $12,343                     $12,607
     12/31/94               $12,660                     $13,003
      1/31/95               $13,098                     $13,511
      2/28/95               $13,507                     $14,001
      3/31/95               $13,656                     $14,161
      4/30/95               $13,666                     $14,158
      5/31/95               $14,155                     $14,692
      6/30/95               $13,949                     $14,466
      7/31/95               $14,022                     $14,541
      8/31/95               $14,219                     $14,740
      9/30/95               $14,306                     $14,856
     10/31/95               $14,552                     $15,172
     11/30/95               $14,784                     $15,507
     12/31/95               $14,945                     $15,724
      1/31/96               $15,017                     $15,804
      2/29/96               $14,898                     $15,624
      3/31/96               $14,698                     $15,374
      4/30/96               $14,643                     $15,313
      5/31/96               $14,638                     $15,331
      6/30/96               $14,826                     $15,547
      7/31/96               $14,932                     $15,699
      8/31/96               $14,891                     $15,674
      9/30/96               $15,162                     $15,991
     10/31/96               $15,320                     $16,183
     11/30/96               $15,610                     $16,521
     12/31/96               $15,507                     $16,424
      1/31/97               $15,483                     $16,408
      2/28/97               $15,609                     $16,584
      3/31/97               $15,299                     $16,324
      4/30/97               $15,475                     $16,505
      5/31/97               $15,736                     $16,802
      6/30/97               $15,915                     $17,014
      7/31/97               $16,518                     $17,586
      8/31/97               $16,198                     $17,370
      9/30/97               $16,444                     $17,610
     10/31/97               $16,553                     $17,739
     11/30/97               $16,661                     $17,883
     12/31/97               $16,965                     $18,208
      1/31/98               $17,129                     $18,412
      2/28/98               $17,043                     $18,425
      3/31/98               $16,973                     $18,451
      4/30/98               $16,829                     $18,357
      5/31/98               $17,210                     $18,689
      6/30/98               $17,232                     $18,773
      7/31/98               $17,233                     $18,812
      8/31/98               $17,580                     $19,137
      9/30/98               $17,803                     $19,407
     10/31/98               $17,656                     $19,345
     11/30/98               $17,710                     $19,434
     12/31/98               $17,688                     $19,477
      1/31/99               $17,899                     $19,685
      2/28/99               $17,726                     $19,602
      3/31/99               $17,763                     $19,671
      4/30/99               $17,780                     $19,724
      5/31/99               $17,565                     $19,576
      6/30/99               $17,174                     $19,259
      7/31/99               $17,152                     $19,282
      8/31/99               $16,798                     $18,972
      9/30/99               $16,680                     $18,911
     10/31/99               $16,286                     $18,520
     11/30/99               $16,523                     $18,796
     12/31/99               $16,285                     $18,567
      1/31/00               $16,104                     $18,437
      2/29/00               $16,339                     $18,789
      3/31/00               $16,796                     $19,396
      4/30/00               $16,651                     $19,212
      5/31/00               $16,506                     $19,060
      6/30/00               $16,990                     $19,687
      7/31/00               $17,274                     $20,026
      8/31/00               $17,578                     $20,410
      9/30/00               $17,389                     $20,245
     10/31/00               $17,633                     $20,524

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                1-YEAR         5-YEAR        10-YEAR
 Tax-Exempt:                    ------         ------        -------
   Full Sales Charge            4.48%          3.17%          5.83%
   Net Asset Value              8.27%          3.91%          6.20%

  The graph above compares the change in value of a $10,000 investment in the Tax-Exempt Portfolio with the Lehman 20-Year Municipal Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge.

LEHMAN 20-YEAR MUNICIPAL BOND INDEX

  The Lehman 20-Year Municipal Bond Index is a broad-based index containing more than 22,000 issues with maturities ranging from two to 30 years. The issues comprising the Index are those completed within the last five years with a total issue size of $50 million or more. The average quality rating is "AA." The performance of the Index does not include sales charges or other fees you would pay if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  The United States Treasury market started a rally in mid-January as the Treasury Department started a buy-back program of longer term, higher coupon bonds. This caused an inversion in the yield curve. Consequently, the municipal bond market lagged in January and February, until a March rally lifted the municipal market relative to Treasuries. Over the course of the first quarter, customer redemptions totaled nearly $2,000,000 more than total sales. However, this net outflow was less than the redemptions many other municipal bond funds experienced during the same period. Total return for the first calendar quarter was 3.14%.

  The second calendar quarter saw a continued decrease in new issue supply in the tax-exempt municipal market, coupled with a tightening of interest rates across the maturity spectrum. This resulted in tax-exempt municipals outperforming taxable fixed income investments. The quarter also saw a 22.4% decrease in new issues compared to the same period in 1999. Total return performance at the end of the second calendar quarter was 4.00%, compared to the returns of its peer group which advanced 3.21%.

  A continued decrease in new issue supply carried through the third calendar quarter, coupled with a further tightening of interest rates across the maturity spectrum. This resulted in tax-exempt municipals outperforming taxable fixed income investments. Year-to-date at September 30, 2000, the Portfolio provided a total return of 6.78% versus 6.44% for its peer group.

  At the end of the Portfolio's fiscal year on October 31, 2000, its total return for the ten calendar months of 2000 was 8.28%. With higher-yielding sectors of the municipal market substantially underperforming higher quality tax-exempt assets, the fund enjoyed a resurgent October. Trades were limited during the month. Overall, the portfolio remains invested in securities rated "AA" or higher, making it, on average, a higher-quality fund compared to its peer group.

GOVERNMENT PORTFOLIO

                     Principal Preservation       Lehman Intermediate
        Date          Government Portfolio       Government Bond Index
        ----          --------------------       ---------------------
     10/31/90                 $9,653                    $10,000
     11/30/90                 $9,862                    $10,151
     12/31/90                $10,008                    $10,291
      1/31/91                $10,088                    $10,397
      2/28/91                $10,144                    $10,460
      3/31/91                $10,179                    $10,518
      4/30/91                $10,281                    $10,626
      5/31/91                $10,327                    $10,686
      6/30/91                $10,283                    $10,695
      7/31/91                $10,399                    $10,811
      8/31/91                $10,665                    $11,016
      9/30/91                $10,885                    $11,203
     10/31/91                $11,002                    $11,331
     11/30/91                $11,131                    $11,464
     12/31/91                $11,522                    $11,743
      1/31/92                $11,284                    $11,630
      2/29/92                $11,317                    $11,666
      3/31/92                $11,216                    $11,619
      4/30/92                $11,295                    $11,724
      5/31/92                $11,521                    $11,899
      6/30/92                $11,723                    $12,070
      7/31/92                $12,062                    $12,302
      8/31/92                $12,191                    $12,427
      9/30/92                $12,409                    $12,598
     10/30/92                $12,188                    $12,447
     11/30/92                $12,107                    $12,396
     12/31/92                $12,305                    $12,556
      1/31/93                $12,606                    $12,790
      2/28/93                $12,882                    $12,978
      3/31/93                $12,927                    $13,026
      4/30/93                $13,035                    $13,128
      5/31/93                $12,999                    $13,093
      6/30/93                $13,304                    $13,283
      7/31/93                $13,323                    $13,310
      8/31/93                $13,606                    $13,508
      9/30/93                $13,676                    $13,563
     10/30/93                $13,704                    $13,596
     11/30/93                $13,517                    $13,529
     12/31/93                $13,573                    $13,584
      1/31/94                $13,753                    $13,718
      2/28/94                $13,424                    $13,530
      3/31/94                $13,068                    $13,332
      4/30/94                $12,944                    $13,245
      5/31/94                $12,932                    $13,254
      6/30/94                $12,891                    $13,257
      7/31/94                $13,103                    $13,431
      8/31/94                $13,133                    $13,470
      9/30/94                $12,920                    $13,358
     10/31/94                $12,907                    $13,361
     11/30/94                $12,821                    $13,302
     12/31/94                $12,839                    $13,346
      1/31/95                $13,060                    $13,564
      2/28/95                $13,362                    $13,826
      3/31/95                $13,424                    $13,902
      4/30/95                $13,589                    $14,063
      5/31/95                $14,068                    $14,460
      6/30/95                $14,156                    $14,553
      7/31/95                $14,139                    $14,560
      8/31/95                $14,289                    $14,679
      9/30/95                $14,395                    $14,777
     10/31/95                $14,579                    $14,938
     11/30/95                $14,778                    $15,120
     12/31/95                $14,936                    $15,270
      1/31/96                $15,020                    $15,398
      2/29/96                $14,788                    $15,235
      3/31/96                $14,669                    $15,165
      4/30/96                $14,596                    $15,121
      5/31/96                $14,554                    $15,113
      6/30/96                $14,719                    $15,267
      7/31/96                $14,741                    $15,314
      8/31/96                $14,716                    $15,331
      9/30/96                $14,933                    $15,529
     10/31/96                $15,216                    $15,784
     11/30/96                $15,468                    $15,975
     12/31/96                $15,276                    $15,889
      1/31/97                $15,298                    $15,949
      2/28/97                $15,320                    $15,975
      3/31/97                $15,106                    $15,884
      4/30/97                $15,314                    $16,064
      5/31/97                $15,423                    $16,189
      6/30/97                $15,584                    $16,328
      7/31/97                $16,020                    $16,628
      8/31/97                $15,835                    $16,565
      9/30/97                $16,067                    $16,746
     10/31/97                $16,315                    $16,942
     11/30/97                $16,335                    $16,979
     12/31/97                $16,513                    $17,117
      1/31/98                $16,779                    $17,340
      2/28/98                $16,693                    $17,321
      3/31/98                $16,721                    $17,375
      4/30/98                $16,786                    $17,458
      5/31/98                $16,926                    $17,578
      6/30/98                $17,045                    $17,696
      7/31/98                $17,077                    $17,763
      8/31/98                $17,531                    $18,099
      9/30/98                $18,115                    $18,521
     10/31/98                $18,034                    $18,552
     11/30/98                $17,968                    $18,494
     12/31/98                $18,015                    $18,566
      1/31/99                $18,100                    $18,650
      2/28/99                $17,712                    $18,394
      3/31/99                $17,803                    $18,515
      4/30/99                $17,855                    $18,565
      5/31/99                $17,618                    $18,452
      6/30/99                $17,574                    $18,480
      7/31/99                $17,513                    $18,482
      8/31/99                $17,511                    $18,508
      9/30/99                $17,702                    $18,667
     10/31/99                $17,710                    $18,704
     11/30/99                $17,666                    $18,717
     12/31/99                $17,541                    $18,659
      1/31/00                $17,434                    $18,596
      2/29/00                $17,583                    $18,750
      3/31/00                $17,914                    $18,964
      4/30/00                $17,852                    $18,956
      5/31/00                $17,895                    $19,007
      6/30/00                $18,162                    $19,309
      7/31/00                $18,288                    $19,436
      8/31/00                $18,538                    $19,654
      9/30/00                $18,554                    $19,825
     10/31/00                $18,698                    $19,962

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                           1-YEAR         5-YEAR        10-YEAR
 Government:               ------         ------        -------
   Full Sales Charge       1.89%          4.35%          6.45%
   Net Asset Value         5.58%          5.09%          6.83%

  The graph above compares the change in value of a $10,000 investment in the Government Portfolio Class A Shares with the Lehman Intermediate Government Bond Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class C Shares were first offered beginning May 8, 2000, so results for Class C Shares are not presented in the graph.

LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX

  The Lehman Intermediate Government Bond Index represents a total return on United States Government bonds in the Index is approximately four years. The Index does not contain any sales charge, expenses or other fees that you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  The first quarter of 2000 marked the first fully inverted treasury yield curve in many years. From a true fundamental standpoint, the inversion and related long government securities rally reflects investor confidence that the Federal Reserve's aggressive monetary policy has successfully curbed inflation. During this period, the manager of the Government Portfolio responded by lengthening the overall duration of the fund, and made specific selections in the longer end of the curve to achieve price appreciation.

  Throughout the second calendar quarter of 2000, the yield curve remained inverted as the Federal Reserve continued its pursuit of restraining the imbalances between the growth of aggregate demand and expansion of production potential. A key element in this disparity was the very rapid growth of consumption resulting from the rise in household wealth. In response, the Federal Reserve increased the Federal Reserve Funding rate by 50 basis points at its May meeting. After the Federal Reserve meeting in May, the economy began to show indications of moderating as the growth in household spending slowed.

  The Treasury market continued its rally throughout the third calendar quarter, the source being the continued convergence between the growth in aggregate demand and the expansion in production potential. More importantly, market participants perceived that the Federal Reserve had completed its pursuit of slowing economic growth, they began buying the short-end of the yield curve and selling the long-end.

  The Portfolio ended the fiscal year 2000 up 6.60%. For the month of October, the manager maintained a duration that was slightly shorter than the duration of the benchmark index by underweighting between the 20- and 30-year sectors. He continued to reposition the Portfolio's asset allocation to take advantage of the dynamics of the economy. As market opportunities arise, the Portfolio will continue to make specific security selections to capture price appreciation. In addition, the Portfolio will continue to focus on sector specific spread relationships to improve its performance against the benchmark.

S&P 100 PLUS PORTFOLIO

                     Principal Preservation
        Date         S&P 100 Plus Portfolio          S&P 100 Index
        ----         ----------------------          -------------
     10/31/90                 $9,476                    $10,000
     11/30/90                $10,017                    $10,598
     12/31/90                $10,208                    $10,796
      1/31/91                $10,736                    $11,349
      2/28/91                $11,510                    $12,177
      3/31/91                $11,790                    $12,458
      4/30/91                $11,817                    $12,475
      5/31/91                $12,348                    $13,049
      6/30/91                $11,780                    $12,477
      7/31/91                $12,349                    $13,093
      8/31/91                $12,482                    $13,270
      9/30/91                $12,187                    $12,962
     10/31/91                $12,303                    $13,123
     11/30/91                $11,776                    $12,598
     12/31/91                $13,041                    $13,839
      1/31/92                $12,849                    $13,658
      2/29/92                $13,051                    $13,881
      3/31/92                $12,824                    $13,655
      4/30/92                $13,220                    $14,096
      5/31/92                $13,303                    $14,196
      6/30/92                $13,075                    $13,982
      7/31/92                $13,519                    $14,431
      8/31/92                $13,158                    $14,072
      9/30/92                $13,206                    $14,102
     10/30/92                $13,160                    $14,054
     11/30/92                $13,578                    $14,487
     12/31/92                $13,716                    $14,662
      1/31/93                $13,882                    $14,860
      2/28/93                $14,127                    $15,138
      3/31/93                $14,384                    $15,427
      4/30/93                $14,108                    $15,168
      5/31/93                $14,502                    $15,612
      6/30/93                $14,487                    $15,618
      7/31/93                $14,378                    $15,543
      8/31/93                $14,921                    $16,120
      9/30/93                $14,725                    $15,907
     10/30/93                $14,962                    $16,166
     11/30/93                $14,893                    $16,130
     12/31/93                $15,047                    $16,399
      1/31/94                $15,617                    $17,037
      2/28/94                $15,227                    $16,637
      3/31/94                $14,472                    $15,853
      4/30/94                $14,582                    $15,972
      5/31/94                $14,914                    $16,368
      6/30/94                $14,469                    $15,885
      7/31/94                $14,973                    $16,474
      8/31/94                $15,437                    $17,013
      9/30/94                $15,145                    $16,685
     10/31/94                $15,479                    $17,082
     11/30/94                $14,952                    $16,506
     12/31/94                $15,215                    $16,828
      1/31/95                $15,489                    $17,160
      2/28/95                $16,171                    $17,961
      3/31/95                $16,660                    $18,556
      4/30/95                $17,273                    $19,289
      5/31/95                $17,967                    $20,128
      6/30/95                $18,349                    $20,593
      7/31/95                $18,903                    $21,277
      8/31/95                $18,800                    $21,166
      9/30/95                $19,697                    $22,224
     10/31/95                $19,697                    $22,240
     11/30/95                $20,479                    $23,163
     12/31/95                $20,800                    $23,552
      1/31/96                $21,620                    $24,546
      2/29/96                $21,886                    $24,892
      3/31/96                $22,102                    $25,146
      4/30/96                $22,369                    $25,506
      5/31/96                $22,914                    $26,200
      6/30/96                $22,949                    $26,302
      7/31/96                $21,814                    $25,074
      8/31/96                $22,307                    $25,676
      9/30/96                $23,448                    $27,039
     10/31/96                $24,039                    $27,845
     11/30/96                $25,908                    $30,064
     12/31/96                $25,463                    $29,571
      1/31/97                $27,020                    $31,724
      2/28/97                $26,939                    $31,654
      3/31/97                $25,941                    $30,419
      4/30/97                $27,479                    $32,451
      5/31/97                $28,937                    $34,210
      6/30/97                $30,157                    $35,683
      7/31/97                $32,638                    $38,591
      8/31/97                $30,516                    $36,117
      9/30/97                $32,087                    $38,038
     10/31/97                $30,669                    $36,395
     11/30/97                $32,250                    $38,320
     12/31/97                $32,280                    $38,450
      1/31/98                $32,949                    $39,214
      2/28/98                $35,301                    $42,049
      3/31/98                $37,163                    $44,370
      4/30/98                $37,713                    $45,037
      5/31/98                $37,175                    $44,477
      6/30/98                $39,016                    $46,678
      7/31/98                $38,789                    $46,418
      8/31/98                $33,148                    $39,757
      9/30/98                $34,801                    $41,672
     10/31/98                $37,848                    $45,412
     11/30/98                $40,763                    $48,878
     12/31/98                $42,712                    $51,217
      1/31/99                $45,318                    $54,326
      2/28/99                $43,691                    $52,517
      3/31/99                $45,722                    $54,980
      4/30/99                $47,768                    $57,493
      5/31/99                $46,543                    $56,102
      6/30/99                $49,857                    $60,063
      7/31/99                $48,337                    $58,315
      8/31/99                $48,999                    $59,137
      9/30/99                $47,681                    $57,517
     10/31/99                $50,882                    $61,376
     11/30/99                $53,286                    $63,303
     12/31/99                $56,505                    $68,000
      1/31/00                $53,712                    $64,722
      2/29/00                $52,843                    $63,453
      3/31/00                $58,392                    $70,090
      4/30/00                $55,946                    $67,237
      5/31/00                $54,530                    $65,596
      6/30/00                $56,554                    $68,102
      7/31/00                $56,020                    $67,496
      8/31/00                $59,249                    $71,445
      9/30/00                $54,418                    $65,651
     10/31/00                $53,797                    $64,916

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                           1-YEAR         5-YEAR        10-YEAR
S&P 100 Plus:              ------        -------        -------
  Class A Shares            0.18%         20.90%         18.30%
  Class B Shares           -0.06%          N/A            N/A

  The graph above compares the change in value of a $10,000 investment in the S&P 100 Plus Portfolio Class A Shares with the S&P 100 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares were first offered beginning July 27, 1998, Class C shares were first offered beginning May 8, 2000 so results for Class C Shares are not presented in the graph.

S&P 100 INDEX

  The S&P 100 Index is a broad based stock index made up of the largest 100 securities in the United States based upon market capitalization. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  After ending calendar 1999 on a high note, the S&P 100 Plus Portfolio began 2000 at a somewhat slower pace. Both January and February saw negative returns as the Federal Reserve continued hiking interest rates. Worries about the effects on economic growth of emerging inflationary pressures put a damper on investor enthusiasm, although the large-cap technology sector continued to roll. The beginning of March saw the markets begin to broaden out, and the Portfolio finished the first quarter on a high note.

  The second calendar quarter was marked by acquisition and merger activity, resulting in several changes in the composition of the Index. The changes increased the projected underlying long-term earnings growth rate of the Index by more than 1.5%. The new faster growing companies which were added to the Index were larger capitalization companies compared to the ones they replaced. Unfortunately, the changes in the Index failed to positively influence the Portfolio, as it fell -3.15%, while its benchmark, the S&P 100 Index, fell - 2.83%. The negative performance was mainly due to uncertainty surrounding the Federal Reserve board's tightening of their monetary policy.

  Third calendar quarter performance was relatively neutral as the Portfolio remained down -3.78% versus -3.60% for its benchmark. The Portfolio finished its fiscal year down an additional percentage point with a calendar year-to-date return of -4.81% versus -4.54% for the S&P 100 Index at October 31, 2000. Heightened levels of volatility and the general short-term focus of equity investors were the principal reasons for the fall. In response to these conditions, the Portfolio is retaining a neutral stance.

  Ongoing concerns regarding a slowing economy, low levels of unemployment, rising inflation and a slowdown in earnings and revenue growth are forcing many investors to the sidelines. Valuations are being reigned in after operating at heightened levels for many months. Hopefully, with reported third quarter earnings meeting or exceeding expectations almost 90% of the time with S&P companies, investors will gain renewed enthusiasm for some of the larger, faster growing companies in the world.

ACHIEVERS PORTFOLIO

                     Principal Preservation
        Date           Achievers Portfolio           S&P 500 Index
        ----           -------------------           -------------
     10/31/90                 $9,477                    $10,000
     11/30/90                $10,147                    $10,646
     12/31/90                $10,618                    $10,943
      1/31/91                $11,052                    $11,420
      2/28/91                $11,819                    $12,237
      3/31/91                $12,456                    $12,533
      4/30/91                $12,419                    $12,563
      5/31/91                $13,022                    $13,104
      6/30/91                $12,437                    $12,504
      7/31/91                $12,950                    $13,087
      8/31/91                $13,248                    $13,397
      9/30/91                $12,954                    $13,173
     10/31/91                $13,385                    $13,350
     11/30/91                $12,917                    $12,812
     12/31/91                $14,704                    $14,278
      1/31/92                $14,238                    $14,012
      2/29/92                $14,159                    $14,194
      3/31/92                $13,921                    $13,917
      4/30/92                $13,971                    $14,326
      5/31/92                $13,931                    $14,396
      6/30/92                $13,494                    $14,181
      7/31/92                $14,151                    $14,761
      8/31/92                $14,101                    $14,458
      9/30/92                $14,130                    $14,629
     10/30/92                $14,569                    $14,680
     11/30/92                $15,128                    $15,181
     12/31/92                $15,161                    $15,368
      1/31/93                $14,831                    $15,497
      2/28/93                $14,682                    $15,711
      3/31/93                $15,060                    $16,043
      4/30/93                $14,345                    $15,655
      5/31/93                $14,463                    $16,075
      6/30/93                $14,409                    $16,122
      7/31/93                $14,185                    $16,058
      8/31/93                $14,538                    $16,667
      9/30/93                $14,432                    $16,539
     10/30/93                $14,711                    $16,881
     11/30/93                $14,250                    $16,721
     12/31/93                $14,401                    $16,923
      1/31/94                $14,723                    $17,498
      2/28/94                $14,487                    $17,024
      3/31/94                $13,834                    $16,282
      4/30/94                $14,082                    $16,466
      5/31/94                $14,384                    $16,736
      6/30/94                $14,141                    $16,326
      7/31/94                $14,520                    $16,861
      8/31/94                $14,866                    $17,552
      9/30/94                $14,416                    $17,122
     10/31/94                $14,676                    $17,507
     11/30/94                $14,351                    $16,870
     12/31/94                $14,578                    $17,120
      1/31/95                $14,655                    $17,563
      2/28/95                $15,051                    $18,246
      3/31/95                $15,361                    $18,784
      4/30/95                $16,002                    $19,336
      5/31/95                $16,422                    $20,108
      6/30/95                $16,629                    $20,575
      7/31/95                $17,117                    $21,256
      8/31/95                $17,028                    $21,309
      9/30/95                $17,703                    $22,208
     10/31/95                $18,181                    $22,128
     11/30/95                $18,870                    $23,099
     12/31/95                $19,197                    $23,545
      1/31/96                $20,091                    $24,346
      2/29/96                $20,283                    $24,572
      3/31/96                $20,280                    $24,808
      4/30/96                $20,574                    $25,173
      5/31/96                $20,926                    $25,822
      6/30/96                $21,303                    $25,920
      7/31/96                $20,622                    $24,774
      8/31/96                $20,803                    $25,297
      9/30/96                $22,160                    $26,721
     10/31/96                $22,387                    $27,458
     11/30/96                $23,912                    $29,534
     12/31/96                $23,375                    $28,949
      1/31/97                $24,859                    $30,755
      2/28/97                $25,244                    $30,998
      3/31/97                $23,952                    $29,727
      4/30/97                $25,403                    $31,499
      5/31/97                $26,304                    $33,416
      6/30/97                $27,498                    $34,913
      7/31/97                $29,066                    $37,689
      8/31/97                $26,819                    $35,582
      9/30/97                $28,212                    $37,527
     10/31/97                $27,825                    $36,277
     11/30/97                $29,268                    $37,953
     12/31/97                $29,889                    $38,604
      1/31/98                $30,543                    $39,031
      2/28/98                $32,648                    $41,844
      3/31/98                $33,588                    $43,985
      4/30/98                $33,731                    $44,427
      5/31/98                $32,588                    $43,664
      6/30/98                $33,397                    $45,436
      7/31/98                $32,731                    $44,953
      8/31/98                $27,968                    $38,462
      9/30/98                $29,933                    $40,926
     10/31/98                $32,268                    $44,123
     11/30/98                $34,389                    $46,796
     12/31/98                $35,687                    $49,491
      1/31/99                $36,722                    $51,560
      2/28/99                $36,096                    $49,956
      3/31/99                $37,380                    $51,954
      4/30/99                $38,978                    $53,970
      5/31/99                $37,917                    $52,696
      6/30/99                $39,061                    $55,615
      7/31/99                $38,486                    $53,880
      8/31/99                $37,604                    $53,611
      9/30/99                $36,223                    $52,169
     10/31/99                $38,767                    $55,445
     11/30/99                $40,256                    $56,571
     12/31/99                $41,177                    $59,903
      1/31/00                $40,522                    $56,896
      2/29/00                $40,448                    $55,821
      3/31/00                $43,021                    $61,280
      4/30/00                $42,753                    $59,435
      5/31/00                $42,560                    $58,217
      6/30/00                $43,676                    $59,655
      7/31/00                $42,828                    $58,724
      8/31/00                $45,505                    $62,371
      9/30/00                $42,143                    $59,078
     10/31/00                $41,905                    $58,830

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                           1-YEAR         5-YEAR        10-YEAR
Achievers:                 ------         ------        -------
  Class A Shares           2.42%          16.87%         15.39%
  Class B Shares           2.47%           N/A            N/A

  The graph above compares the change in value of a $10,000 investment in the Achievers Portfolio Class A Shares with the S&P 500 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares were first offered beginning July 27, 1998, Class C shares were first offered beginning May 8, 2000, so results for Class C Shares are not presented in the graph.

S&P 500 INDEX

  The S&P 500 Index is a broad based stock index representing, based upon market capitalization, the 500 largest companies in the United States. The Index does not adjust for any sales charges or other fees and expenses which you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  During the first calendar quarter of 2000 the Portfolio performed well relative to its benchmarks. During the quarter the Portfolio's technology and utility holdings performed particularly well. In fact, six of the top 10 performing holdings were in the technology sector. The end of the first quarter saw the Portfolio return 3.99% versus 2.29% for the S&P 500 Index.

  Though the second calendar quarter was marked by increased volatility, the Portfolio's performance remained positive. Health care and consumer staples holdings advanced strongly as investors moved out of higher-flying sectors such as technology. Even so, a number of the Portfolio's technology holdings were able to overcome the technology exodus, adding value for the quarter.

  Compared to the overall markets the Portfolio held up well over the third calendar quarter, which saw much of the same volatility experienced in the second quarter. As technology and communications holdings continued growing weaker, financials and consumer groups were able to offset the weakness. Calendar year to date at September 30, 2000, the Portfolio returned 1.87% versus -1.39% for the S&P 500 Index. Continuing to rely on a longer-term perspective, changes to the Portfolio remained relatively minor during the market downturn.

  The Portfolio ended the first 10 calendar months of 2000 with a total return of 1.29% versus -1.81% for the S&P 500 Index. As in prior months, the Portfolio fell victim to a slowing economy and a deteriorating environment for large-cap growth companies as investors continued to turn their backs on technology issues. After negative earnings announcements from bellwethers such as Intel Corp., Apple Computer and Dell Computer, investors decided that current valuations were too aggressive given their anticipation of a slowdown in both revenues and earnings. Although many companies tried to contradict this prevailing viewpoint, investors began moving into safer areas of the equity markets.

  We recommend this Portfolio as a core holding for investors who are interested in a portfolio of large-cap, blue chip stocks with an element of growth bias and a strong potential to perform favorably relative to its benchmark S&P 500 Index.

SELECT VALUE PORTFOLIO

                     Principal Preservation
        Date         Select Value Portfolio        Russell 2000 Index
        ----         ----------------------        ------------------
      8/23/94*<F1>           $9,475                     $10,000
      8/31/94                $9,474                     $10,232
      9/30/94                $9,365                     $10,184
     10/31/94                $9,157                     $10,141
     11/30/94                $8,800                      $9,712
     12/31/94                $9,005                      $9,956
      1/31/95                $8,755                      $9,816
      2/28/95                $9,044                     $10,203
      3/31/95                $9,220                     $10,370
      4/30/95                $9,210                     $10,585
      5/31/95                $9,360                     $10,746
      6/30/95                $9,613                     $11,279
      7/31/95               $10,247                     $11,920
      8/31/95               $10,408                     $12,142
      9/30/95               $10,704                     $12,344
     10/31/95               $10,401                     $11,782
     11/30/95               $10,764                     $12,272
     12/31/95               $10,878                     $12,565
      1/31/96               $11,102                     $12,542
      2/29/96               $11,421                     $12,922
      3/31/96               $11,452                     $13,078
      4/30/96               $12,209                     $13,477
      5/31/96               $12,551                     $13,659
      6/30/96               $12,232                     $13,455
      7/31/96               $11,453                     $12,547
      8/31/96               $12,114                     $13,271
      9/30/96               $12,521                     $13,850
     10/31/96               $12,799                     $13,891
     11/30/96               $13,472                     $14,672
     12/31/96               $13,777                     $14,688
      1/31/97               $13,928                     $15,239
      2/28/97               $13,676                     $15,114
      3/31/97               $13,162                     $14,472
      4/30/97               $13,400                     $14,847
      5/31/97               $14,656                     $16,145
      6/30/97               $15,774                     $16,599
      7/31/97               $16,590                     $18,241
      8/31/97               $16,866                     $18,219
      9/30/97               $18,152                     $19,266
     10/31/97               $17,396                     $18,428
     11/30/97               $17,371                     $18,701
     12/31/97               $17,526                     $19,426
      1/31/98               $17,511                     $19,130
      2/28/98               $19,021                     $20,564
      3/31/98               $19,733                     $21,428
      4/30/98               $19,951                     $21,546
      5/31/98               $19,094                     $20,390
      6/30/98               $18,615                     $20,448
      7/31/98               $17,613                     $18,778
      8/31/98               $14,419                     $15,137
      9/30/98               $15,333                     $16,308
     10/31/98               $15,333                     $16,977
     11/30/98               $16,292                     $17,873
     12/31/98               $16,408                     $18,989
      1/31/99               $16,103                     $19,236
      2/28/99               $14,970                     $17,686
      3/31/99               $14,346                     $17,958
      4/30/99               $15,638                     $19,565
      5/31/99               $16,175                     $19,855
      6/30/99               $17,018                     $20,746
      7/31/99               $16,916                     $20,173
      8/31/99               $16,175                     $19,431
      9/30/99               $15,566                     $19,431
     10/31/99               $15,508                     $19,513
     11/30/99               $16,219                     $20,703
     12/31/99               $17,295                     $23,045
      1/31/00               $16,772                     $22,672
      2/29/00               $17,382                     $26,417
      3/31/00               $18,602                     $24,679
      4/30/00               $18,500                     $23,193
      5/31/00               $17,963                     $21,841
      6/30/00               $18,225                     $23,750
      7/31/00               $18,108                     $23,007
      8/31/00               $19,720                     $24,751
      9/30/00               $19,212                     $24,018
     10/31/00               $19,793                     $22,947

*<F1>  August 23, 1994 inceptin date.

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                                         SINCE
                                                       INCEPTION
                           1-YEAR         5-YEAR        8/23/94
Select Value:              ------         ------        -------
  Class A Shares           20.93%         12.49%         11.65%
  Class B Shares           21.79%          N/A            N/A

  The graph above compares the change in value of a $10,000 investment in the Select Value Portfolio Class A Shares with the Russell 2000 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares began on July 27, 1998 and their results are not presented in the graph.

RUSSELL 2000 INDEX

  The Russell 2000 Index is a broad stock index made up of 2000 small market capitalization companies. The Index tracks the general stock market performance of 2000 small market capitalization companies. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  The Select Value Portfolio began the fiscal year on a high note as the end of 1999 saw a significantly improved operating environment as a strong economy furled solid stock market returns. Above-average volatility, however was the theme for the first quarter of 2000, delivering more mixed performance. For the first quarter of 2000, the portfolio returned 7.45% versus 3.82% for the Russell 2000 Index.

  A combination of strong earnings growth and rising interest rates ensured above-average volatility going into the second quarter of 2000. With the equity markets reacting negatively to a tightening monetary policy by the Federal Reserve Board, all major domestic market indexes generated negative returns -- including the Russell 2000 Index. The Select Value Portfolio's value-oriented strategy enabled the fund to outperform its benchmark index for a second straight quarter. For the first half of the year, the characteristics of the holdings within the portfolio continued to focus on undervalued securities.

  Weak performance of the fund's growth components contributed to negative returns in July: -0.6% for the fund versus -3.2% for the Russell 2000 Index. The portfolio's financial holdings, responding to an anticipated slowing in the growth of the economy, rose 9.3% during the month. Sterling Bancshares, Heller Financial, Arthur J. Gallagher and Radian Group all advanced in the mid-teens to lead the sector. Responding to rising oil and natural gas prices, energy holdings fueled an August advance of 8.9% for the portfolio. In large part due to a higher than usual cash position, and a value-oriented strategy helped the portfolio end the fiscal year on a positive note with a year to date return of 14.44% as of October 31, 2000.

  On September 22, 2000 Portfolio Manager Leon Dodge resigned as manager of the Select Value Portfolio. Since his resignation, the Select Value Portfolio has been managed by NorthPointe Capital, Inc. It has been proposed to shareholders of the Select Value Portfolio that the fund be combined into the Nationwide Value Opportunities Fund managed by NorthPointe.

PSE TECH 100 INDEX PORTFOLIO

                     Principal Preservation        Pacific Stock Exchange
        Date      PSE Tech 100 Index Portfolio     Technology Stock Index
        ----      ----------------------------     ----------------------
      6/10/96*<F2>            $9,475                       $10,000
      6/30/96                 $8,976                        $9,506
      7/31/96                 $8,303                        $8,775
      8/31/96                 $8,825                        $9,315
      9/30/96                 $9,626                       $10,157
     10/31/96                 $9,483                       $10,005
     11/30/96                $10,755                       $11,362
     12/31/96                $10,492                       $11,095
      1/31/97                $11,584                       $12,267
      2/28/97                $11,096                       $11,750
      3/31/97                $10,476                       $11,096
      4/30/97                $10,828                       $11,477
      5/31/97                $12,136                       $12,866
      6/30/97                $12,208                       $12,956
      7/31/97                $14,075                       $14,956
      8/31/97                $14,056                       $14,937
      9/30/97                $14,529                       $15,444
     10/31/97                $12,993                       $13,858
     11/30/97                $13,032                       $13,897
     12/31/97                $12,522                       $13,361
      1/31/98                $13,038                       $13,908
      2/28/98                $14,625                       $15,615
      3/31/98                $14,877                       $15,923
      4/30/98                $15,453                       $16,544
      5/31/98                $14,230                       $15,236
      6/30/98                $14,877                       $15,936
      7/31/98                $14,837                       $15,896
      8/31/98                $12,056                       $12,917
      9/30/98                $13,745                       $14,745
     10/31/98                $15,292                       $16,418
     11/30/98                $16,981                       $18,241
     12/31/98                $19,282                       $20,727
      1/31/99                $22,093                       $23,766
      2/28/99                $19,825                       $21,328
      3/31/99                $21,320                       $22,962
      4/30/99                $22,062                       $23,775
      5/31/99                $22,668                       $24,469
      6/30/99                $25,657                       $27,714
      7/31/99                $25,490                       $27,548
      8/31/99                $26,775                       $28,967
      9/30/99                $26,796                       $29,008
     10/31/99                $28,353                       $30,717
     11/30/99                $33,263                       $35,149
     12/31/99                $41,386                       $44,949
      1/31/00                $40,305                       $43,978
      2/29/00                $49,476                       $54,014
      3/31/00                $49,187                       $53,749
      4/30/00                $46,011                       $50,331
      5/31/00                $42,022                       $46,018
      6/30/00                $46,535                       $50,965
      7/31/00                $43,392                       $47,540
      8/31/00                $49,421                       $54,162
      9/30/00                $43,838                       $48,074
     10/31/00                $40,963                       $46,493

*<F2>  June 10, 1996 inception date.

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                          SINCE
                                        INCEPTION
                           1-YEAR        6/10/96
 PSE Tech 100 Index:       ------        -------
   Class A Shares          36.89%         37.82%
   Class B Shares          38.38%          N/A

  The graph above compares the change in value of a $10,000 investment in the PSE Tech 100 Index Portfolio Class A Shares with the Pacific Stock Exchange Technology Stock Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares were first offered beginning July 27, 1998. Class C shares were first offered beginning May 8, 2000, so results for Class C Shares are not presented in the graph.

PACIFIC STOCK EXCHANGE TECHNOLOGY STOCK INDEX

  The Pacific Stock Exchange Technology Stock Index consists of 100 common stocks of companies in 15 different industries. The Index results do not include any sales charges or any other fees you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  After 1999's fourth quarter return of 54%, the PSE Tech 100 Index Portfolio stormed into the first quarter of 2000 with a solid 18.83% return versus 19.57% for the PSE Technology Stock Index. It was also during the first part of the fiscal year that many companies held by the Portfolio began planning and executing stock splits in order to bring down their price per share. These stock splits, within a price weighted portfolio, caused a nearly 20 percent capital gains payout for the fiscal year.

  While the Portfolio had a strong start in 2000, a repeat performance of 1998 (50 plus percent return) and 1999 (115 plus percent return) was not to happen. Towards the end of the first quarter, inflation indicators began raising some red flags within the Federal Reserve. The second quarter introduced the trend of uncertainty as investors debated the merits, earnings and valuations of technology bellwethers. This uncertainty and lack of investor confidence led to a decline during the months of April and May, with June seeing a slight rebound thanks to expectations for another strong earnings season. Actual returns for the second quarter were -5.39% for the Portfolio versus -5.18% for its benchmark.

  The third quarter continued the trend of deteriorating investment performance within the technology sector. Although earnings and revenue growth continued to accelerate faster than any other industry sector, momentum turned decidedly negative. In fact, from a price to earnings perspective, the Index ended the quarter trading below its 12-month growth rate for both earnings and revenue.

  October continued the recent battering of technology stocks as investors continued to move out of the technology sector. Specific reasons for the sell-off seemed to revolve around a perceived slowdown of earnings growth, which in turn caused a questioning of valuation levels for the sector. Additional earnings shortfalls added fuel to the fire.

  Year to date, the portfolio returned -1.02% and the portfolio finished the fiscal year up 44.47%.

MANAGED GROWTH PORTFOLIO

        Date        Managed Growth Portfolio       S&P Mid Cap Index
        ----        ------------------------       -----------------
       1/1/99*<F3>           $9,475                     $10,000
      1/31/99                $9,365                      $9,610
      2/28/99                $8,815                      $9,107
      3/31/99                $8,853                      $9,362
      4/30/99                $9,175                     $10,100
      5/31/99                $9,166                     $10,144
      6/30/99                $9,583                     $10,687
      7/31/99                $9,299                     $10,460
      8/31/99                $9,109                     $10,101
      9/30/99                $9,090                      $9,790
     10/31/99                $9,526                     $10,289
     11/30/99               $10,028                     $10,826
     12/31/99               $10,701                     $11,469
      1/31/00               $10,038                     $11,146
      2/29/00               $10,739                     $11,926
      3/31/00               $11,280                     $12,923
      4/30/00               $10,673                     $12,471
      5/31/00               $10,521                     $12,318
      6/30/00               $10,768                     $12,499
      7/31/00               $11,185                     $12,696
      8/31/00               $11,972                     $14,113
      9/30/00               $12,152                     $14,017
     10/31/00               $12,569                     $13,542

*<F3>  January 1, 1999 inception date.

Past performance is not predictive of future performance.

                          AVERAGE ANNUAL TOTAL RETURN

                                          SINCE
                                        INCEPTION
                           1-YEAR         1/1/99
 Managed Growth:           ------         ------
   Class A Shares          25.01%         13.33%
   Class B Shares          25.97%         14.05%

  The graph above compares the change in value of a $10,000 investment in the Managed Growth Portfolio Class A Shares with the S&P 400 Index. The graph reflects a deduction from the amount invested for the applicable sales charge. Class B Shares were first offered beginning January 1, 1999. Class C shares were first offered beginning May 8, 2000, and results for Class C Shares are not presented in the graph.

S&P 400 MID CAP INDEX

  The S&P 400 Index is a broad based United States stock index representing 400 mid-sized companies, based upon market capitalization. The companies comprising the Index have market capitalization between approximately $200,000,000 and $23,000,000,000. The 400 domestic stocks are chosen based upon market size, liquidity, and industry group representation. The Index does not adjust for any sales charges or other fees and expenses which you would incur if you attempted to replicate the Index.

FISCAL YEAR IN REVIEW

  Imagine a roller coaster ride. That is how most of the market felt throughout 2000. The same technology stocks that had climbed to dizzying heights in 1999 continued to drive performance through the first four months of 2000. For managers committed to a high-quality growth stock philosophy, there was seemingly no end to the speculative market environment they had suffered through for 15 months. Further compounding matters was the resurgence of cyclical energy and utility stocks. The Managed Growth Portfolio rarely invests in these sectors because of its focus on companies with consistent growth in both sales and earnings. The high returns of stocks in these sectors significantly impacted the overall performance of the S&P 400 Midcap benchmark. For these reasons the Managed Growth Portfolio saw its first quarter return of positive 5.40% completely over-shadowed by the return of 12.68% for the S&P 400.

  The May meltdown of technology stocks brought a June recovery for the Portfolio gaining slightly against its benchmark. This was the first sign of what was to come, namely a deterioration in the stock prices of low quality, no earnings companies and a shift toward the more consistent and reliable growers. This turnaround was the result of investors returning to more traditional quality growth companies. However, the fund's performance was still driven by high-quality technology and healthcare stocks.

  The Portfolio overtook its benchmark Index in July with a year-to-date total return of 3.87% versus 1.58% for the S&P 400 Mid Cap Index. Unlike the June recovery, performance this time was driven by non-technology companies in a broad range of industries.

  In September, the Portfolio returned 1.50% versus -0.68% for the S&P 400 Mid Cap Index. The performance was again driven by non-technology stocks. Early in the third quarter, the managers reduced the Portfolio's bias in technology by adding healthcare, business services and financial issues. The Portfolio's low-risk, high-quality approach is rewarding shareholders as lower quality issues continue to sell off and the market searches for quality companies with earnings and reasonable price to earnings ratios.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of each of seven portfolios of Principal Preservation Portfolios, Inc. outstanding for the periods indicated. This information should be read in conjunction with the financial statements and related notes:

                                                                             TAX-EXEMPT PORTFOLIO
                                               -------------------------------------------------------------------------------
                                                   For the          For the ten            For the years ended December 31,
                                                  year ended       months ended        ---------------------------------------
                                               October 31, 2000  October 31, 1999       1998            1997             1996
                                               ----------------  ----------------      ------          ------           ------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                $ 8.23           $ 9.24            $ 9.52          $ 9.30           $ 9.39

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                               .34              .29               .37             .41              .43
   Net realized and unrealized gains
     (losses) on investments                           .32            (1.01)              .03             .44             (.09)
                                                    ------           ------            ------          ------           ------
   TOTAL FROM INVESTMENT OPERATIONS                    .66             (.72)              .40             .85              .34
                                                    ------           ------            ------          ------           ------

LESS DISTRIBUTIONS:
   Dividends from net investment income               (.34)            (.29)             (.37)           (.41)            (.43)
   Distributions from net realized
     gains on investments                               --               --              (.31)           (.22)              --
                                                    ------           ------            ------          ------           ------
   TOTAL DISTRIBUTIONS                                (.34)            (.29)             (.68)           (.63)            (.43)
                                                    ------           ------            ------          ------           ------
NET ASSET VALUE, END OF PERIOD                      $ 8.55           $ 8.23            $ 9.24          $ 9.52           $ 9.30
                                                    ------           ------            ------          ------           ------
                                                    ------           ------            ------          ------           ------
TOTAL RETURN**<F5>                                    8.2%           (7.8)%++<F7>        4.3%            9.4%             3.8%

RATIOS/SUPPLEMENTAL  DATA:
Net assets, end of period
  (to nearest thousand)                            $37,427          $42,954           $54,914         $60,252          $66,310
Ratio of net expenses to
  average net assets                                  1.3%+<F6>        1.2%*<F4>         1.1%            1.1%             1.1%+<F6>
Ratio of net investment income to
  average net assets                                  4.2%+<F6>        4.0%*<F4>         3.9%            4.4%             4.7%+<F6>
Portfolio turnover rate                              57.5%            39.1%++<F7>      236.7%          209.2%           163.1%

  *<F4>   Annualized.
 **<F5> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F6> Reflects a voluntary reimbursement of fund expenses of 0.03% in 2000 and 0.1% in 1996.
 ++<F7>   Not annualized.

                                                                           GOVERNMENT PORTFOLIO
                                           -------------------------------------------------------------------------------------

                                              For the
                                            period from
                                            May 8, 2000
                                           (commencement
                                           of operations)    For the
                                              through       year ended    For the ten       For the years ended December 31,
                                            October 31,    October 31,    months ended     ----------------------------------
                                                2000           2000     October 31, 1999    1998          1997          1996
                                             ----------     ----------  ----------------   ------        ------        ------
                                              Class C        Class A
                                               Shares         Shares
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD          $ 8.89         $ 8.92         $ 9.55         $ 9.28        $ 9.20        $ 9.64

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                         .08            .51            .47            .55           .63           .64
   Net realized and unrealized gains
     (losses) on investments                      --           (.03)          (.63)           .27           .08          (.44)
                                              ------         ------         ------         ------        ------        ------
   TOTAL FROM INVESTMENT OPERATIONS              .08            .48           (.16)           .82           .71           .20
                                              ------         ------         ------         ------        ------        ------

LESS DISTRIBUTIONS:
   Dividends from net investment income         (.08)          (.51)          (.47)          (.55)         (.63)         (.64)
   Distributions from net realized
     gains on investments                         --             --             --             --            --            --
                                              ------         ------         ------         ------        ------        ------
   TOTAL DISTRIBUTIONS                          (.08)          (.51)          (.47)          (.55)         (.63)         (.64)
                                              ------         ------         ------         ------        ------        ------
NET ASSET VALUE, END OF PERIOD                $ 8.89         $ 8.89         $ 8.92         $ 9.55        $ 9.28        $ 9.20
                                              ------         ------         ------         ------        ------        ------
                                              ------         ------         ------         ------        ------        ------

TOTAL RETURN**<F9>                              2.1%++<F11>    5.5%         (1.7)%++<F11>    9.1%          8.1%          2.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)                         $228        $30,261        $37,379        $40,088       $40,683       $44,920
Ratio of net expenses to
  average net assets                            1.9%*+         1.2%+<F10>     1.2%*<F8>      1.2%          1.1%+<F10>    1.1%+<F10>
                                                 <F8><F10>
Ratio of net investment income to
  average net assets                            4.9%*+         5.9%+<F10>     6.2%*<F8>      5.9%          7.0%+<F10>    7.0%+<F10>
                                                 <F8><F10>
Portfolio turnover rate                       329.0%         329.0%          30.3%++<F11>   87.7%         78.6%         36.9%

   *<F8>   Annualized.
  **<F9> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F10> Reflects a voluntary reimbursement of fund expenses of 0.30% in Class C Shares and 0.05% in Class A Shares in 2000, 0.04% in 1997 and 0.04% in 1996.
 ++<F11>   Not annualized.

                                                                      S&P 100 PLUS PORTFOLIO
                             ---------------------------------------------------------------------------------------------------

                                 For the                                                 For the
                               period from                                             period from
                               May 8, 2000                                            July 27, 1998
                              (commencement                                           (commencement
                             of operations)                                          of operations)      For the years ended
                                 through          For the            For the ten           to                December 31,
                               October 31,       year ended          months ended     December 31,  ----------------------------
                                  2000        October 31, 2000     October 31, 1999       1998       1998       1997       1996
                               -----------   ------------------   ------------------  ------------  ------     ------     ------
                                 Class C     Class B    Class A   Class B    Class A    Class B     Class A
                                 Shares      Shares     Shares    Shares     Shares     Shares      Shares
PER SHARE DATA:

NET ASSET VALUE,
  BEGINNING OF PERIOD            $43.69       $41.35     $41.49    $34.91     $34.90     $33.13      $27.04    $22.08     $19.53

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment income (loss)    (.07)        (.18)       .07      (.13)       .10        .01         .20       .26        .29
   Net realized and unrealized
     gains on investments          (.43)        2.22       2.31      6.57       6.57       2.43        8.51      5.63       4.07
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------
   TOTAL FROM INVESTMENT
     OPERATIONS                    (.50)        2.04       2.38      6.44       6.67       2.44        8.71      5.89       4.36
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income               --           --       (.06)       --       (.08)      (.01)       (.20)     (.26)      (.29)
   Distributions from net realized
     gains on investments            --         (.49)      (.49)       --         --       (.59)       (.59)     (.65)     (1.52)
   Distributions in excess  of
     net realized gains              --           --         --        --         --       (.06)       (.06)     (.02)        --
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------
   TOTAL DISTRIBUTIONS               --         (.49)      (.55)       --       (.08)      (.66)       (.85)     (.93)     (1.81)
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------
NET ASSET VALUE,
  END OF PERIOD                  $43.19       $42.90     $43.32    $41.35     $41.49     $34.91      $34.90    $27.04     $22.08
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------
                                 ------       ------     ------    ------     ------     ------      ------    ------     ------

TOTAL RETURN**<F13>              (3.4)%++       4.9%       5.7%     18.4%++    19.1%++     7.4%++     32.3%     26.8%      22.4%
                                      <F15>                             <F15>      <F15>      <F15>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)          $3,259      $68,697   $246,017   $37,160   $214,358     $6,123    $160,190  $105,738    $77,517
Ratio of net expenses to
  average net assets               1.6%*+       1.6%+      0.9%+     1.5%*      0.8%*      1.3%*+      0.9%+     0.9%+      1.0%+
                                   <F12><F14>      <F14>      <F14>     <F12>      <F12>   <F12><F14>     <F14>     <F14>      <F14>
Ratio of net investment income
  (loss) to average net assets   (0.7)%*+     (0.6)%+      0.2%+   (0.4)%*      0.3%*        --*+      0.6%+     1.0%+      1.4%+
                                   <F12><F14>      <F14>      <F14>     <F12>      <F12>   <F12><F14>     <F14>     <F14>      <F14>
Portfolio turnover rate            7.0%         7.0%       7.0%      4.9%++     4.9%++    10.2%       10.2%     17.0%       8.0%
                                                                         <F15>      <F15>

  *<F12>   Annualized.
 **<F13> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F14> Reflects a voluntary reimbursement of fund expenses of 0.14% in Class C Shares, 0.06% in Class B Shares and 0.05% in Class A Shares in 2000, 0.03% in Class B Shares and 0.07% in Class A Shares in 1998, 0.11% in 1997 and 0.01% in 1996.
 ++<F15>   Not annualized.

                                                                       ACHIEVERS PORTFOLIO
                             ---------------------------------------------------------------------------------------------------
                                 For the                                                 For the
                               period from                                             period from
                               May 8, 2000                                            July 27, 1998
                              (commencement                                           (commencement
                             of operations)                                          of operations)      For the years ended
                                 through          For the            For the ten           to                December 31,
                               October 31,       Year Ended          months ended     December 31,  ----------------------------
                                  2000        October 31, 2000     October 31, 1999       1998       1998       1997       1996
                               -----------   ------------------   ------------------  ------------  ------     ------     ------
                                 Class C     Class B    Class A    Class B   Class A    Class B     Class A
                                 Shares      Shares     Shares     Shares    Shares     Shares      Shares
PER SHARE DATA:

NET ASSET VALUE,
  BEGINNING OF PERIOD            $27.66      $30.12     $30.32     $27.86    $27.92     $28.48      $25.13     $20.01     $16.97

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment income (loss)    (.06)       (.18)      (.08)      (.16)      .02        .01         .07        .13        .14
   Net realized and unrealized
     gains on investments           .49        2.27       2.35       2.42      2.39       1.39        4.80       5.43       3.54
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------
   TOTAL FROM INVESTMENT
     OPERATIONS                     .43        2.09       2.27       2.26      2.41       1.40        4.87       5.56       3.68
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income               --          --       (.01)        --      (.01)      (.01)       (.07)      (.13)      (.14)
   Distributions from net realized
     gains on investments            --       (4.41)     (4.41)        --        --      (2.01)      (2.01)      (.31)      (.50)
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------
   TOTAL DISTRIBUTIONS               --       (4.41)     (4.42)        --      (.01)     (2.02)      (2.08)      (.44)      (.64)
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------
NET ASSET VALUE,
  END OF PERIOD                  $28.09      $27.80     $28.17     $30.12    $30.32     $27.86      $27.92     $25.13     $20.01
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------
                                 ------      ------     ------     ------    ------     ------      ------     ------     ------

TOTAL RETURN**<F17>              (1.0)%++      7.4%       8.0%       8.1%++    8.6%++     4.9%++     19.4%      27.9%      21.8%
                                      <F19>                             <F19>     <F19>      <F19>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)             $66      $2,749    $46,978     $1,138   $45,071       $338     $44,219    $39,565    $30,504
Ratio of net expenses to
  average net assets               2.1%*+      2.1%+      1.4%+      2.0%*+    1.3%*+     1.7%*+      1.3%+      1.2%+      1.2%+
                                   <F16><F18>     <F18>      <F18>   <F16><F18> <F16><F18> <F16><F18>    <F18>      <F18>      <F18>
Ratio of net investment income
  (loss) to average net assets    (1.2)%*+   (1.0)%+    (0.3)%+    (0.7)%*+    0.1%*+       --*+      0.2%+      0.6%+      0.8%+
                                    <F16><F18>    <F18>      <F18>   <F16><F18> <F16><F18> <F16><F18>    <F18>      <F18>      <F18>
Portfolio turnover rate            33.3%      33.3%      33.3%      18.1%++   18.1%++    11.9%       11.9%      11.9%      13.1%
                                                                        <F19>     <F19>

  *<F16>   Annualized.
 **<F17> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F18> Reflects a voluntary reimbursement of fund expenses of 0.13% in Class C Shares, 0.02% in Class B Shares and 0.02% in Class A Shares in 2000, 0.02% in Class B and Class A Shares in 1999, 0.06% in Class B Shares and 0.02% in Class A Shares in 1998, 0.1% in 1997 and 0.1% in 1996.
 ++<F19>   Not annualized.

                                                                      SELECT VALUE PORTFOLIO
                                    ----------------------------------------------------------------------------------------
                                                                                  For the
                                                                                period from
                                                                               July 27, 1998        For the years ended
                                         For the            For the ten        (commencement            December 31,
                                        year ended          months ended     of operations) to  ----------------------------
                                     October 31, 2000     October 31, 1999   December 31, 1998   1998       1997       1996
                                    ------------------   ------------------  -----------------  ------     ------     ------
                                    Class B    Class A   Class B    Class A       Class B       Class A
                                    Shares     Shares    Shares     Shares        Shares        Shares
PER SHARE DATA:

NET ASSET VALUE,
  BEGINNING OF PERIOD               $10.60     $10.68    $11.27     $11.30        $12.32        $12.07     $10.97      $10.21

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment income (loss)       (.09)        --      (.09)      (.03)           --            --        .01         .04
   Net realized and unrealized
     gains (losses) on
     investments                      2.93       2.95      (.58)      (.59)        (1.05)         (.77)      2.93        2.68
                                    ------     ------    ------     ------        ------        ------     ------      ------
   TOTAL FROM INVESTMENT
     OPERATIONS                       2.84       2.95      (.67)      (.62)        (1.05)         (.77)      2.94        2.72
                                    ------     ------    ------     ------        ------        ------     ------      ------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income                  --         --        --         --            --            --       (.01)       (.04)
   Distributions from net realized
     gains on investments               --         --        --         --            --            --      (1.83)      (1.92)
                                    ------     ------    ------     ------        ------        ------     ------      ------
   TOTAL DISTRIBUTIONS                  --         --        --         --            --            --      (1.84)      (1.96)
                                    ------     ------    ------     ------        ------        ------     ------      ------

NET ASSET VALUE,
  END OF PERIOD                     $13.44     $13.63    $10.60     $10.68        $11.27        $11.30     $12.07      $10.97
                                    ------     ------    ------     ------        ------        ------     ------      ------
                                    ------     ------    ------     ------        ------        ------     ------      ------

TOTAL RETURN**<F21>                  26.7%      27.6%    (5.9)%++   (5.5)%++      (8.5)%++      (6.4)%      27.2%       26.7%
                                                              <F23>      <F23>         <F23>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)             $1,255     $8,257    $1,234     $9,219        $1,012       $10,520     $8,497      $4,829
Ratio of net expenses to
  average net assets                  2.2%+      1.4%+     2.0%*+     1.4%*+        1.7%*+        1.3%+      1.1%+       1.0%+
                                         <F22>      <F22>  <F20><F22> <F20><F22>    <F20><F22>       <F22>      <F22>       <F22>
Ratio of net investment
  income (loss) to average
  net assets                        (0.7)%+        --+   (1.0)%*+   (0.3)%*+          --*+          --+      0.1%+       0.3%+
                                        <F22>       <F22>  <F20><F22> <F20><F22>    <F20><F22>       <F22>      <F22>       <F22>
Portfolio turnover rate              57.6%      57.6%     91.2%++    91.2%++      110.0%        110.0%      82.5%      122.2%
                                                              <F23>      <F23>

  *<F20>   Annualized.
 **<F21> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F22> Reflects a voluntary reimbursement of fund expenses of 0.7% in Class B Shares and 0.7% in Class A Shares in 2000, 0.6% in Class B Shares and 0.6% in Class A Shares in 1999, 0.5% in Class B Shares and 0.5% in Class A Shares in 1998, 1.0% in 1997 and 1.4% in 1996.
 ++<F23>   Not annualized.

                                                                   PSE TECH 100 INDEX PORTFOLIO
                               -----------------------------------------------------------------------------------------------------
                                 For the
                               period from                                              For the                        For the
                               May 8, 2000                                            period from                    period from
                               (commence-                                            July 27, 1998                  June 10, 1996
                                 ment of                                             (commencement                  (commencement
                               operations)                                           of operations)    For the      of operations)
                                 through         For the            For the ten          to          years ended          to
                               October 31,      year ended          months ended     December 31,  ---------------   December 31,
                                  2000       October 31, 2000     October 31, 1999        1998      1998     1997        1996
                               -----------  ------------------   ------------------  ------------  ------   ------  -------------
                                 Class C    Class B    Class A   Class B    Class A    Class B     Class A
                                 Shares     Shares     Shares    Shares     Shares     Shares      Shares
PER SHARE DATA:

NET ASSET VALUE,
  BEGINNING OF PERIOD            $38.33     $26.90     $27.13    $18.39     $18.45     $14.94      $12.39    $10.76     $10.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income (loss)                 (.12)      (.39)      (.18)     (.22)      (.08)       .01         .01       .04        .03
   Net realized and unrealized
     gains on investments         (1.55)     11.56      11.79      8.73       8.76       4.07        6.68      2.04       1.03
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------
   TOTAL FROM INVESTMENT
     OPERATIONS                   (1.67)     11.17      11.61      8.51       8.68       4.08        6.69      2.08       1.06
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------

LESS DISTRIBUTIONS:
   Dividends from net
     investment income               --         --         --        --         --       (.01)       (.01)     (.04)      (.03)
   Distributions from net
     realized gains on
     investments                     --      (1.98)     (1.98)       --         --       (.60)       (.60)     (.38)      (.24)
   Distributions in excess of
     net realized gains              --         --         --        --         --       (.02)       (.02)     (.03)      (.03)
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------
   TOTAL DISTRIBUTIONS               --      (1.98)     (1.98)       --         --       (.63)       (.63)     (.45)      (.30)
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------
NET ASSET VALUE,
  END OF PERIOD                  $36.66     $36.15     $36.76    $26.90     $27.13     $18.39      $18.45    $12.39     $10.76
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------
                                 ------     ------     ------    ------     ------     ------      ------    ------     ------

TOTAL RETURN**<F25>              (7.0)%++    43.3%      44.4%     46.3%++    47.0%++    27.2%++     54.0%     19.4%      10.7%++
                                      <F27>                           <F27>      <F27>      <F27>                            <F27>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (to nearest thousand)         $11,423   $205,213   $408,040   $60,038   $169,247     $6,559     $72,724   $27,144     $6,004
Ratio of net expenses to
  average net assets               1.5%*+     1.4%+      0.7%+     1.4%*+     0.7%*+     1.2%*+      0.6%+     0.2%+        --*+
                                   <F24><F26>    <F26>      <F26>  <F24><F26> <F24><F26> <F24><F26>     <F26>     <F26>   <F24><F26>
Ratio of net investment income
  (loss) to average net assets   (1.3)%*+   (1.2)%+    (0.5)%+   (1.1)%*+   (0.4)%*+       --*+        --+     0.3%+      0.7%*+
                                   <F24><F26>    <F26>      <F26>  <F24><F26> <F24><F26> <F24><F26>     <F26>     <F26>   <F24><F26>
Portfolio turnover rate           40.2%      40.2%      40.2%     33.0%++    33.0%++    25.4%++     25.4%     22.0%       3.0%++
                                                                      <F27>      <F27>      <F27>                            <F27>

  *<F24>   Annualized.
 **<F25> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F26> Reflects a voluntary reimbursement of fund expenses of 0.24% in Class C Shares, 0.10% in Class B Shares and 0.09% in Class A Shares in 2000, 0.13% in Class B Shares and 0.13% in Class A Shares in 1999, 0.3% in Class B Shares and 0.5% in Class A Shares in 1998, 1.1% in 1997 and 3.3% in 1996.
 ++<F27>   Not annualized.

                                                                               MANAGED GROWTH PORTFOLIO
                                                    -------------------------------------------------------------------------------
                                                        For the
                                                      period from
                                                      May 8, 2000
                                                     (commencement                                      For the period from
                                                     of operations)                                       January 1, 1999
                                                        through            For the year ended       (commencement of operations)
                                                    October 31, 2000        October 31, 2000            to October 31, 1999
                                                    ----------------     -----------------------    ----------------------------
                                                        Class C          Class B         Class A      Class B          Class A
                                                         Shares          Shares          Shares       Shares           Shares
PER SHARE DATA:

NET ASSET VALUE,
  BEGINNING OF PERIOD                                   $10.30           $10.01          $10.05        $10.00          $10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                           (.04)            (.17)           (.09)         (.07)          (.01)
   Net realized and unrealized gains on investments       2.96             3.27            3.30           .08            .06
                                                        ------           ------          ------        ------         ------
   TOTAL FROM INVESTMENT OPERATIONS                       2.92             3.10            3.21           .01            .05
                                                        ------           ------          ------        ------         ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                     --               --              --            --             --
   Distributions from net realized gains on investments     --               --              --            --             --
   Distributions in excess of net realized gains            --               --              --            --             --
                                                        ------           ------          ------        ------         ------
   TOTAL DISTRIBUTIONS                                      --               --              --            --             --
                                                        ------           ------          ------        ------         ------
NET ASSET VALUE, END OF PERIOD                          $13.22           $13.11          $13.26        $10.01         $10.05
                                                        ------           ------          ------        ------         ------
                                                        ------           ------          ------        ------         ------

TOTAL RETURN**<F29>                                      22.1%*           30.9%           31.9%          0.1%++         0.5%++
                                                             <F28>                                          <F31>          <F31>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)           $173           $4,519         $12,457        $1,701         $5,913
Ratio of net expenses to average net assets               2.0%*+           2.0%+           1.3%+         1.2%*+         0.6%*+
                                                          <F28><F30>          <F30>           <F30>      <F28><F30>     <F28><F30>
Ratio of net investment income (loss)
  to average net assets                                 (1.7)%*+             --+         (0.7)%+       (0.8)%*+       (0.1)%*+
                                                          <F28><F30>          <F30>           <F30>      <F28><F30>     <F28><F30>
Portfolio turnover rate                                  38.7%            38.7%           38.7%         27.5%++        27.5%++
                                                                                                            <F31>           <F31>

  *<F28>   Annualized.
 **<F29> The Fund's sales charge is not reflected in total return as set forth in the table.
  +<F30> Reflects a voluntary reimbursement of fund expenses of 0.59% in Class C Shares, 0.44% in Class B Shares, and 0.45% in Class A Shares in 2000, 0.5% in Class B Shares and 0.5% in Class A Shares in 2000, 2.3% in Class B Shares and 2.3% in Class A Shares in 1999.
 ++<F31>   Not annualized.

                                 BALANCE SHEETS
                                OCTOBER 31, 2000

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
                                 ----------     ----------      -------      ---------       ------    ------------     -------
ASSETS:
Investments:
   Cost basis
     of investments              $37,604,686   $29,973,418   $198,521,746   $27,995,162    $7,467,469   $594,816,382   $12,954,350
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
   Long-term investments
     in securities               $36,184,998   $30,036,900   $315,626,880   $48,690,466    $9,055,925   $618,162,278   $16,987,540
   Short-term investments            842,000       108,000      1,694,000     1,174,000       485,000      7,059,000       330,000
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
          Total investments
            (See Schedule of
            Investments)          37,026,998    30,144,900    317,320,880    49,864,466     9,540,925    625,221,278    17,317,540
Cash                                     296           445             83           184           213            161           114

Receivables:
   Capital shares sold                    --            97        848,844        16,627        22,259      2,210,530        26,938
   Dividends and interest            639,482       485,192        212,017        13,385         8,595         64,223         2,755
   Investments sold                       --            --             --            --            --     11,115,101            --
   Due from advisor                       --            --             --            --            --        266,045            --
   Margin variation                       --            --         51,625            --            --        405,000            --
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
          Total receivables          639,482       485,289      1,112,486        30,012        30,854     14,060,899        29,693

Other assets                             856           681          7,923         1,242           213         19,930           422
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
          Total assets           $37,667,632   $30,631,315   $318,441,372   $49,895,904    $9,572,205   $639,302,268   $17,347,769
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------

LIABILITIES:
Payables:
   Capital shares
     redeemed                         79,635        33,142        136,555         3,602        19,580      1,504,460           400
   Distributions to
     shareholders                     49,518        51,694             --            --            --             --            --
   Management fees                    18,790        15,614         98,393        30,214         5,715        138,572         9,635
   Other accrued expenses             92,591        40,741        233,845        68,861        21,649        531,382        22,713
   Investments purchased                  --            --             --            --        12,261     12,451,963       166,419
   Other liabilities                      90         1,030             --            --           462             --            --
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
          Total liabilities          240,624       142,221        468,793       102,677        59,667     14,626,377       199,167
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------

NET ASSETS:
Capital stock                     41,559,179    34,764,398    194,419,639    24,609,666     7,521,994    482,406,726    13,359,334
Undistributed net
  investment income (losses)           4,058        10,555             --            --            --             --            --
Undistributed net realized
  gains (losses) on
  investments                     (3,558,541)   (4,457,341)     4,753,806     3,314,257       (82,912)   111,864,269      (573,922)
Net unrealized appreciation
  (depreciation) on
  investments                       (577,688)      171,482    118,799,134    21,869,304     2,073,456     30,404,896     4,363,190
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
          Total net assets        37,427,008    30,489,094    317,972,579    49,793,227     9,512,538    624,675,891    17,148,602
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------

          Total liabilities and
            net assets           $37,667,632   $30,631,315   $318,441,372   $49,895,904    $9,572,205   $639,302,268   $17,347,769
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------

NET ASSET VALUE,OFFERING
  PRICE AND REDEMPTION
  PROCEEDS PER SHARE
Class A
   Net Asset Value               $37,427,008   $30,260,613   $246,016,715   $46,977,968    $8,257,497   $408,039,947   $12,457,228
   Shares Outstanding              4,379,380     3,403,029      5,679,219     1,667,523       605,723     11,099,407       939,722
   Redemption Price              $      8.55   $      8.89   $      43.32   $     28.17    $    13.63   $      36.76   $     13.26
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
   Offering Price                $      8.86   $      9.21   $      45.72   $     29.73    $    14.39   $      38.80   $     13.99
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------
                                 -----------   -----------   ------------   -----------    ----------   ------------   -----------

Class B
   Net Asset Value                                           $ 68,697,135   $ 2,748,779    $1,255,041   $205,212,739   $ 4,518,681
   Shares Outstanding                                           1,601,276        98,894        93,396      5,676,449       344,582
   Offering and
     Redemption Price                                        $      42.90   $     27.80    $    13.44   $      36.15   $     13.11
                                                             ------------   -----------    ----------   ------------   -----------
                                                             ------------   -----------    ----------   ------------   -----------

Class C
   Net Asset Value                             $   228,481   $  3,258,729   $    66,480                 $ 11,423,205   $   172,693
   Shares Outstanding                               25,691         75,455         2,367                      311,582        13,059
   Redemption Price                            $      8.89   $      43.19   $     28.09                 $      36.66   $     13.22
                                               -----------   ------------   -----------                 ------------   -----------
                                               -----------   ------------   -----------                 ------------   -----------
   Offering Price                              $      8.98   $      43.63   $     28.37                 $      37.03   $     13.35
                                               -----------   ------------   -----------                 ------------   -----------
                                               -----------   ------------   -----------                 ------------   -----------

  The accompanying notes to financial statements are an integral part of these statements.

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
                                 ----------     ----------      -------      ---------       ------    ------------     -------
INVESTMENT INCOME:
Dividends                        $       --     $       --    $ 2,995,211   $  443,581    $   68,608    $   629,702    $   27,575
Interest                          2,132,185      2,348,824        133,001       83,500        70,873        437,539        13,161
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------
       Total investment
         income                   2,132,185      2,348,824      3,128,212      527,081       139,481      1,067,241        40,736
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

EXPENSES:
Investment advisory fees            233,863        200,953      1,169,901      370,153        73,598      1,545,410        91,708
Custodian fees                       15,244         11,446         59,002       13,732         5,684        123,477         3,591
Transfer agent fees                  36,844         28,604        314,938       51,988        30,280        721,547        18,996
Broker service fees                  98,671         84,632      1,062,075      136,265        30,841      2,249,686        47,840
Distribution fees -
  Class B & C                            --             74        146,537        5,815         3,028        442,861         8,536
Professional fees                    58,596         38,815        126,742       33,155        33,087        159,247        36,015
Registration                         25,826         25,370         79,605       35,198        25,598        109,410        22,856
Communication                        17,888          7,115         53,800       11,178         7,275         69,366         2,743
Director fees                         4,861          3,904         22,343        4,619         1,463         36,479           640
Pricing of investments                5,613          4,342         10,039        7,318         5,009          7,874         4,698
Administration fee                   18,827         15,820        159,330       25,165         4,733        314,959         6,881
Deferred organization
  expense                                --             --             --           --            --          3,389            --
Other expense                         8,173          4,280         37,401        3,717         2,688         58,914            --
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------
       Total expenses               524,406        425,355      3,241,713      698,303       223,284      5,842,619       244,504

Less expenses absorbed
  by advisor                        (13,047)       (15,829)      (167,242)     (10,639)      (76,911)      (545,399)      (57,159)
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------
       Net expenses                 511,359        409,526      3,074,471      687,664       146,373      5,297,220       187,345
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

NET INVESTMENT
  INCOME (LOSS)                   1,620,826      1,939,298         53,741     (160,583)       (6,892)    (4,229,979)     (146,609)
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

NET REALIZED GAINS (LOSSES)
  ON INVESTMENTS                 (2,622,180)    (1,332,199)     4,983,105    3,318,740       538,660    116,194,452      (311,149)

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                     4,063,442      1,146,974      6,757,789      524,454     1,862,681    (23,949,786)    3,848,771
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

       Net gains (losses)
         on investments           1,441,262       (185,225)    11,740,894    3,843,194     2,401,341     92,244,666     3,537,622
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

NET INCREASE
  IN NET ASSETS RESULTING
  FROM OPERATIONS                 3,062,088     $1,754,073    $11,794,635   $3,682,611    $2,394,449    $88,014,687    $3,391,013
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------
                                 ----------     ----------    -----------   ----------    ----------    -----------    ----------

  The accompanying notes to financial statements are an integral part of these statements.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
                                 ----------     ----------      -------      ---------       ------    ------------     -------
OPERATIONS:
Net investment
  income (loss)                 $ 1,620,826    $ 1,939,298   $     53,741  $  (160,583)  $    (6,892)  $ (4,229,979)   $  (146,609)
Net realized gains (losses)
  on investments                 (2,622,180)    (1,332,199)     4,983,105    3,318,740       538,660    116,194,452       (311,149)
Net unrealized
  appreciation (depreciation)
  on investments                  4,063,442      1,146,974      6,757,789      524,454     1,862,681    (23,949,786)     3,848,771
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
      Net increase
        in net assets resulting
        from operations           3,062,088      1,754,073     11,794,635    3,682,611     2,394,449     88,014,687      3,391,013
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income            (1,622,578)    (1,945,623)      (298,881)     (14,808)         (917)            --             --
Net realized gains
  on investments                         --             --     (3,037,938)  (6,720,673)           --    (17,586,019)            --
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
      Total distributions        (1,622,578)    (1,945,623)    (3,336,819)  (6,735,481)         (917)   (17,586,019)            --
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from
  shares issued                     421,293      4,137,881    107,842,459    5,617,780     1,330,210    429,411,307      6,899,660
Net asset value of shares
  issued in distributions           989,088      1,117,507      3,065,405    6,134,531           897     15,936,636             --
Cost of shares redeemed          (8,376,752)   (11,953,452)   (52,910,805)  (5,115,579)   (4,665,274)  (120,386,002)      (756,936)
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
      Net increase (decrease)
        in net assets from
        capital share
        transactions             (6,966,371)    (6,698,064)    57,997,059    6,636,732    (3,334,167)   324,961,941      6,142,724
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
      Total increase
        (decrease)               (5,526,861)    (6,889,614)    66,454,875    3,583,862      (940,635)   395,390,609      9,533,737

NET ASSETS:
Balance at beginning
  of period                      42,953,869     37,378,708    251,517,704   46,209,365    10,453,173    229,285,282      7,614,865
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
Balance at end of period        $37,427,008    $30,489,094   $317,972,579  $49,793,227   $ 9,512,538   $624,675,891    $17,148,602
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------
                                -----------    -----------   ------------  -----------   -----------   ------------    -----------

  The accompanying notes to financial statements are an integral part of these statements.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE TEN MONTHS ENDED OCTOBER 31, 1999

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX       GROWTH*<F32>
                                 ----------     ----------      -------      ---------       ------    ------------  -------------
OPERATIONS:
Net investment
  income (loss)                 $ 1,660,699   $ 1,995,419   $    424,436   $    24,345   $   (32,275)  $   (693,556)    $  (11,383)
Net realized gains (losses)
  on investments                   (936,361)     (999,954)     3,363,466     6,720,588      (186,769)    18,387,897       (262,773)
Change in unrealized
  appreciation (depreciation)
  on investments
  for the year                   (4,675,154)   (1,722,840)    31,625,617    (3,033,691)     (456,173)    35,036,837        514,419
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
      Net increase (decrease)
        in net assets resulting
        from operations          (3,950,816)     (727,375)    35,413,519     3,711,242      (675,217)    52,731,178        240,263
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income            (1,655,072)   (1,980,343)      (388,855)      (15,045)           --             --             --
Net realized gains
  on investments                     (4,647)           --             --            --            --             --             --
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
      Total distributions        (1,659,719)   (1,980,343)      (388,855)      (15,045)           --             --             --
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from
  shares issued                     734,230     2,679,791     63,805,712     3,200,433     2,667,230    118,207,229      7,517,403
Net asset value of shares
  issued in distributions         1,058,496     1,249,962        355,785        14,155            --            931             --
Cost of shares redeemed          (8,142,535)   (3,931,011)   (13,981,568)   (5,258,236)   (3,070,703)   (14,377,969)      (142,801)
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
      Net increase (decrease)
        in net assets from
        capital share
        transactions             (6,349,809)       (1,258)    50,179,929    (2,043,648)     (403,473)   103,830,191      7,374,602
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
      Total increase
        (decrease)              (11,960,344)   (2,708,976)    85,204,593     1,652,549    (1,078,690)   156,561,369      7,614,865

NET ASSETS:
Balance at beginning
  of period                      54,914,213    40,087,684    166,313,111    44,556,816    11,531,863     72,723,913             --
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
Balance at end of period        $42,953,869   $37,378,708   $251,517,704   $46,209,365   $10,453,173   $229,285,282     $7,614,865
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------
                                -----------   -----------   ------------   -----------   -----------   ------------     ----------

*<F32> The Managed Growth Portfolio is from January 1, 1999, the commencement of its operations, through October 31, 1999.

  The accompanying notes to financial statements are an integral part of these statements.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES --

   Principal Preservation Portfolios, Inc. (the "Fund"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine portfolios: Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Wisconsin Tax-Exempt Portfolio, Cash Reserve Portfolio and the Managed Growth Portfolio. This report contains the information of all portfolios, except for the Cash Reserve Portfolio and the Wisconsin Tax-Exempt Portfolio which information is contained in separate reports. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   In 1999 the Board of Directors elected to change the fiscal year end of all of the Portfolios except for the Cash Reserve and Wisconsin Tax-Exempt Portfolios to October 31. The S&P 100 Plus Portfolio, Achievers Portfolio, PSE Tech 100 Index Portfolio and Managed Growth Portfolio each offer three classes of shares - Class A Shares, Class B Shares and Class C Shares. The Select Value Portfolio offers Class A and Class B Shares. The Government Portfolio offers Class A and Class C Shares. Each class represents interests in the same portfolio of investments of each Portfolio and are substantially the same in all respects except that the classes are subject to different sales load structures and 12b-1 fees.

   The following is a summary of the significant accounting policies of the Fund.

   (a)  Long-Term Securities and Short-Term Investments
        The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the "Service"). When in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the Tax-Exempt portfolio's securities) are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

        Long-term taxable fixed income securities are valued at market using quotations provided by an independent pricing service.

        Common and preferred stocks are valued at the last sales price reported by the New York Stock Exchange, other appropriate exchanges, or NASDAQ, on the date of valuation. Common and preferred stocks not traded on that date are valued at the last bid price.

        Short-term investments are valued at amortized cost, which approximates market value.

        Through the year, investment transactions are recorded on the next date after trade date. However, the fiscal year-end financial statements are adjusted to reflect trade date, which adjustment does not materially impact the Fund's financial results.

        Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The Fund does not amortize premiums on taxable long-term securities. The fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

   (b)  Option Transactions
        For hedging purposes, the S&P 100 Plus Portfolio and the PSE Tech 100 Index Portfolio may buy and sell put and call options, write covered call options on portfolio securities, write cash-secured puts, and write call options that are not covered for cross-hedging purposes. The risk in writing a call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. A Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The S&P 100 Plus Portfolio also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of another party.

        Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

   (c)  Futures Contracts
        The S&P 100 Plus and PSE Tech 100 Index Portfolios may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are based upon their quoted daily settlement prices.

        Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

   (d)  Net Realized Gains and Losses and Investment Income
        Net realized gains and losses on securities sales (including options) are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Total net realized gains (losses) on investments for the period ended October 31, 2000, were comprised of the following:

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
                                 ----------     ----------      -------      ---------       ------    ------------     -------
 Net realized gains (losses)
   on investment                $(2,622,180)  $(1,332,199)    $4,883,454    $3,318,740      $538,660   $114,206,917      $(311,149)
 Net realized gains
   on options and futures                --            --         99,651            --            --      1,987,535             --
                                -----------   -----------     ----------    ----------      --------   ------------      ---------
 Total net realized gains
   (losses) on investments      $(2,622,180)  $(1,322,199)    $4,983,105    $3,318,740      $538,660   $116,194,452      $(311,149)
                                -----------   -----------     ----------    ----------      --------   ------------      ---------
                                -----------   -----------     ----------    ----------      --------   ------------      ---------

   (e)  Federal Income Taxes
        Provision has not been made for Federal income taxes since each portfolio has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of October 31, 2000, the Government Portfolio has capital loss carry forwards of $1,963,517, $151,408, $1,001,047 and $1,292,748 expiring in 2002, 2005, 2007 and
        2008 respectively. As of October 31, 2000, the Tax-Exempt Portfolio has capital loss carry forwards of $936,361and $2,607,520 expiring in 2007 and 2008 respectively. As of October 31, 2000, the Select Value Portfolio has capital loss carry forwards of $71,877 expiring in 2007. As of October 31, 2000, the Managed Growth Portfolio has capital loss carry forwards of $256,063 and $306,274 expiring in 2007 and 2008 respectively. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carry forwards are exhausted.

        The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at October 31, reclassifications were recorded to increase (decrease) undistributed net investment income by ($6,878), $203,012, $165,699, $7,809, $4,229,979 and $146,609 in the Tax-Exempt, S&P 100 Plus,
        Achievers, Select Value, PSE Tech 100 and Managed Growth Portfolios; increase (decrease) capital stock by $7,307, ($161,255), ($6,753), ($82), and ($146,609) in the Tax-Exempt, Achievers, Select Value, PSE Tech 100 and Managed Growth Portfolios; increase (decrease) undistributed net realized gains by ($429), ($203,012), ($4,444), ($1,056), and ($4,229,897) in the Tax-Exempt, S&P 100 Plus, Achievers, Select Value, and PSE Tech 100 Portfolios. There were no reclassifications in the Government Portfolio.

        Pursuant to section 852 of the Internal Revenue Code, the Portfolios have designated approximately the following amounts as long- term 20% capital gain distributions for the fiscal year which were distributed on November 17, 2000:

        S&P 100 Plus Portfolio               $4,538,007
        Achievers Portfolio                  $3,318,740
        PSE Tech 100 Portfolio              $60,218,185

        For corporate shareholders, the following percentages of ordinary income dividends paid during the fiscal year qualified for the dividends received deduction.

        S&P 100 Plus Portfolio                   79.74%

   (f)  Expenses
        Fund expenses associated with a specific Portfolio are charged to that Portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each Portfolio to the combined net assets of the Fund.

   (g)  Distributions to Shareholders
        Dividends to shareholders are recorded on the ex-dividend date.

   (h)  Deferred Organization Costs
        Costs incurred with the organization, initial registration and public offering of shares aggregating $16,900 for the PSE Tech 100 Index Portfolio have been paid by the Fund and are being amortized over a five year period.

   (i)  Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

   On May 1, 1999, the separate investment advisory functions of B.C. Ziegler and Company ("BCZ") and Ziegler Asset Management, Inc. ("ZAMI") were consolidated in BCZ, and BCZ became investment advisor for all of the portfolios covered in this report pursuant to an Investment Advisory Agreement of that date. BCZ and ZAMI are wholly owned subsidiaries of The Ziegler Companies, Inc. Certain officers and directors of the Fund are affiliated with BCZ. Under the Agreement, the Tax-Exempt and Government Portfolios pay BCZ a monthly fee based upon the average daily net assets of each portfolio at the rate of .60% of the first $50,000,000 of each portfolio's average daily net assets, reducing to .50% on the next $200,000,000 of each portfolio's average daily net assets and .40% of each portfolio's average daily net assets in excess of $250,000,000.

   Pursuant to the Agreement, the S&P 100 Plus Portfolio pays BCZ a monthly fee based upon the S&P 100 Plus average daily net assets at the rate of 0.575% of the first $20,000,000, .45% of the next $30,000,000, .40% of the next
   $50,000,000, .35% of the next $400,000,000 and .30% of assets over
   $500,000,000.

   Pursuant to the Agreement, the Achievers Portfolio pays BCZ a monthly fee based upon the Achievers average daily net assets at the rate of .75% of the first $250,000,000 of average daily net assets, reducing to .70% on the next $250,000,000 and .65% on the average daily net assets of over $500,000,000.

   Under its Agreement, the PSE Tech 100 Index Portfolio pays BCZ a monthly fee based upon the PSE Tech 100 average daily net assets at the rate of .50% of the first $50,000,000 of average daily net assets, .30% of the next $200,000,000 of average daily net assets, .25% of the next $250,000,000 of average daily net assets and .20% of average daily net assets in excess of $500,000,000.

   Under the Agreement, the Select Value Portfolio pays BCZ a monthly fee based on the average daily net assets of the Portfolio at the rate of .75% of the first $250,000,000 of the Portfolio's average daily net assets, and .65% on average daily net assets exceeding $250,000,000. In connection with a proposed reorganization under consideration involving the merger of the Select Value Portfolio into the Nationwide Value Opportunities Fund, effective September 29, 2000, NorthPointe Capital, LLC has been engaged as interim investment advisor for the Select Value Portfolio, replacing BCZ. The Fund paid investment advisory fees to BCZ of $55,050 during the period from November 1, 1999 through September 29, 2000.

   Pursuant to the Agreement, BCZ has retained Geneva Capital Management ("Geneva") to manage the Managed Growth Portfolio. Under the Agreement, the Managed Growth Portfolio pays BCZ a monthly fee based on the average daily net assets of the Portfolio at the rate of .75% of the first $250,000,000 of the Portfolio's average daily assets, and .65% on the average daily net assets exceeding $250,000,000. BCZ pays Geneva 50% of the fee paid by the Managed Growth Portfolio.

   The Advisor voluntarily reimbursed the Tax Exempt Portfolio $13,047, the Government Portfolio $15,829, the S&P 100 Plus Portfolio $167,242, the Achievers Portfolio $10,639, the Select Value Portfolio $76,911, the PSE Tech 100 Index Portfolio $545,399 and the Managed Growth Portfolio $57,159 in 2000. The Advisor is not obligated to continue the voluntary reimbursement in the future.

   BCZ has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services and also an Administrative Service Agreement. In addition, each Portfolio pays BCZ commissions on sales of Portfolio shares. The commissions, accounting and pricing fees, and administrative service fees paid to BCZ for the period ended October 31, 2000, were as follows for each Portfolio:

                                                                     COMMISSIONS          ACCOUNTING
                                                ADMINISTRATIVE            ON             AND PRICING
                                                     FEES          PORTFOLIO SHARES          FEES             12B-1 FEES
                                                --------------     ----------------      -----------          ----------
   Tax-Exempt Portfolio                           $ 15,809           $    4,890           $ 21,880            $ 79,156
   Government Portfolio                             13,318                5,063             20,202              82,097
   S&P 100 Plus Portfolio                          134,399              767,144             74,825             402,829
   Achievers Portfolio                              21,272               40,961             24,695             115,484
   Select Value Portfolio                            4,001               12,082             19,000              14,520
   PSE Tech 100 Index Portfolio                    265,747            2,008,371             95,924             235,472
   Managed Growth Portfolio                          5,622               36,503             19,000               8,902
                                                  --------           ----------           --------            --------
                                   TOTAL          $460,168           $2,875,014           $275,526            $938,460
                                                  --------           ----------           --------            --------
                                                  --------           ----------           --------            --------

   During the period ended October 31, 2000, BCZ received $16,075, $6,768, $20,283, $1,280 and $780 representing commissions from the purchases and sales of investments of the S&P 100 Plus Portfolio, Achievers Portfolio, PSE Tech 100 Portfolio, Managed Growth Portfolio and Select Value Portfolio respectively.

3. INVESTMENT TRANSACTIONS --

   Purchases and proceeds from sales of securities, excluding short-term investments, for the period ended October 31, 2000 aggregated:

                                        PURCHASES      PROCEEDS FROM SALES
                                        ---------      -------------------
   Tax-Exempt Portfolio               $ 22,206,204        $ 29,797,448
   Government Portfolio                108,934,356         115,393,719
   S&P 100 Plus Portfolio               78,668,821          25,879,675
   Achievers Portfolio                  20,534,739          19,248,940
   Select Value Portfolio                5,026,170           7,884,077
   PSE Tech 100 Index Portfolio        627,903,162         327,129,577
   Managed Growth Portfolio             10,325,546           4,374,259

   Net tax basis unrealized appreciation (depreciation) on investments as of October 31, 2000, included:

                                                                S&P 100                      SELECT    PSE TECH 100      MANAGED
                                 TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
                                 ----------     ----------      -------      ---------       ------    ------------      -------
 Gross unrealized appreciation  $   471,643   $   331,834   $132,511,025   $22,613,592    $2,362,116   $113,409,932    $ 4,715,468
 Gross unrealized (depreciation) (1,063,992)     (208,973)   (13,959,868)     (744,289)     (299,697)   (82,694,803)      (363,863)
                                -----------   -----------   ------------   -----------    ----------   ------------    -----------
 Net unrealized appreciation
   (depreciation)               $  (592,349)  $   122,861   $118,551,157   $21,869,303    $2,062,419   $ 30,715,129    $ 4,351,605
                                -----------   -----------   ------------   -----------    ----------   ------------    -----------
                                -----------   -----------   ------------   -----------    ----------   ------------    -----------
 Tax basis cost of investments  $37,619,346   $30,022,039   $198,769,723   $27,995,162    $7,478,505   $594,506,148    $12,965,936
                                -----------   -----------   ------------   -----------    ----------   ------------    -----------
                                -----------   -----------   ------------   -----------    ----------   ------------    -----------

4. LINE OF CREDIT --

   The Fund has an available line of credit of $7,500,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by BCZ. Each Portfolio's policies allow borrowings for temporary or emergency purposes.

5. CAPITAL SHARE TRANSACTIONS --

   (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into nine separate portfolios: Wisconsin Tax-Exempt Portfolio, Government Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Managed Growth Portfolio, and Cash Reserve Portfolio, consisting of 50,000,000 shares in each of the first eight portfolios and 400,000,000 in the Cash Reserve Portfolio. Each portfolio (other than the Cash Reserve Portfolio) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus, Achievers, Select Value, PSE Tech 100 Index and Managed Growth Portfolio also have designated Class B (contingent deferred sales charge) shares. The S&P 100 Plus, Achievers, PSE Tech 100 Index, Managed Growth Portfolio and Government Portfolio also have designated Class C (front-end and contingent deferred sales charge) shares. The Cash Reserve Portfolio has designated three Classes of shares: Class X (Retail Shares); Class B (CDSC Retail Shares); and Class Y (Institutional Shares). The remaining 200,000,000 authorized shares of common stock of the Fund may be allocated to any of the above portfolios or to new portfolios as determined by the Board of Directors. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio.

   (b) Capital share activity during the twelve months ended October 31, 2000 and ten months ended October 31, 1999, were as follows:

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
CLASS A SHARES                   TAX-EXEMPT     GOVERNMENT       PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
---------------                  ----------     ----------      -------      ---------       ------    ------------     -------
 SHARES OUTSTANDING
   AT  DECEMBER 31, 1998          5,940,969     4,196,154      4,589,364     1,583,829       931,156      3,586,552             --
   Shares issued                     80,908       289,467        906,985        79,241       194,286      3,125,619        599,783
   Shares issued in distributions   119,300       136,833          9,222           473            --             41             --
   Shares redeemed                 (919,228)     (430,122)      (339,320)     (177,226)     (261,992)      (473,777)       (11,359)
                                  ---------     ---------      ---------     ---------      --------     ----------       --------
 SHARES OUTSTANDING
   AT OCTOBER 31, 1999            5,221,949     4,192,332      5,166,251     1,486,317       863,450      6,238,435        588,424
   Shares issued                     51,119       442,214      1,466,413       123,931        89,453      7,139,352        395,065
   Shares issued in distributions   119,051       127,216         60,632       219,376            76        377,787             --
   Shares redeemed               (1,012,739)   (1,358,733)    (1,014,077)     (162,101)     (347,256)    (2,656,167)       (43,767)
                                  ---------     ---------      ---------     ---------      --------     ----------       --------
 SHARES OUTSTANDING
   AT OCTOBER 31, 2000            4,379,380     3,403,029      5,679,219     1,667,523       605,723     11,099,407        939,722
                                  ---------     ---------      ---------     ---------      --------     ----------       --------
                                  ---------     ---------      ---------     ---------      --------     ----------       --------

                                                                S&P 100                      SELECT    PSE TECH 100     MANAGED
CLASS B SHARES                                                   PLUS        ACHIEVERS       VALUE        INDEX          GROWTH
---------------                                                 -------      ---------       ------    ------------     -------
SHARES OUTSTANDING
   AT DECEMBER 31, 1998                                          175,393        12,145        89,822        356,643             --
   Shares issued                                                 744,928        28,472        53,591      2,017,439        173,279
   Shares issued in distributions                                     --            --            --              9             --
   Shares redeemed                                               (21,648)       (2,824)      (27,044)      (142,028)        (3,345)
                                                               ---------     ---------      --------     ----------       --------

 SHARES OUTSTANDING
   AT OCTOBER 31, 1999                                           898,673        37,793       116,369      2,232,063        169,934
   Shares issued                                                 880,690        72,745        20,557      3,710,002        196,917
   Shares issued in distributions                                 10,336         7,290            --        157,635             --
   Shares redeemed                                              (188,423)      (18,934)      (43,530)      (423,251)       (22,269)
                                                               ---------     ---------      --------     ----------       --------
 SHARES OUTSTANDING
   AT OCTOBER 31, 2000                                         1,601,276        98,894        93,396      5,676,449        344,582
                                                               ---------     ---------      --------     ----------       --------
                                                               ---------     ---------      --------     ----------       --------

                                                                              S&P 100                  PSE TECH 100     MANAGED
CLASS C SHARES                                                GOVERNMENT       PLUS        ACHIEVERS      INDEX          GROWTH
---------------                                               ----------      -------      ---------   ------------     -------
SHARES OUTSTANDING
   AT MAY 8, 2000 (Commencement
   of Operations)                                                     --            --            --             --             --
   Shares issued                                                  28,030        76,140         2,367        316,639         13,105
   Shares issued in distributions                                    149            --            --             --             --
   Shares redeemed                                                (2,488)         (685)           --         (5,057)           (46)
                                                                  ------        ------         -----        -------         ------
 SHARES OUTSTANDING
   AT OCTOBER 31, 2000                                            25,691        75,455         2,367        311,582         13,059
                                                                  ------        ------         -----        -------         ------
                                                                  ------        ------         -----        -------         ------

   (c) For the S&P 100 Plus Portfolio, the Achievers Portfolio, the Select Value Portfolio, the PSE Tech 100 Index Portfolio, and the Managed Growth Portfolio, the maximum offering price per Class A Share is computed based on a maximum sales charge of 5.25% of the offering price or 5.54% of the net asset value. For the purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 94.75.

        For the Tax-Exempt and Government Portfolios, the maximum offering price per share is computed based on a maximum sales charge of 3.5% of the offering price or 3.62% of the net asset value. For these portfolios the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 96.5.

        For the Government, S&P 100 Plus, Achievers, PSE Tech 100 and Managed Growth Portfolios, the maximum offering price per Class C shares is computed based on a maximum sales charge of 1% of the offering price on 1.01% of the net asset value.

6. FUTURES CONTRACTS WRITTEN --

   An analysis of the futures contracts written for the twelve months ended October 31, 2000, in the S&P 100 Plus and PSE Tech 100 Index Portfolios, respectively, were as follows:

                                                                                                            AGGREGATE FACE
                                                                           NUMBER OF CONTRACTS            VALUE OF CONTRACTS
                                                                           -------------------            ------------------
   S&P 100 PLUS PORTFOLIO:
   Outstanding at October 31, 1999                                                   6                      $  2,064,048
   Contracts opened                                                                 15                         5,534,495
   Contracts closed                                                                (14)                       (4,941,987)
                                                                                  ----                      ------------
   Outstanding at October 31, 2000                                                   7                      $  2,656,556
                                                                                  ----                      ------------
                                                                                  ----                      ------------

                                                                                                            AGGREGATE FACE
                                                                           NUMBER OF CONTRACTS            VALUE OF CONTRACTS
                                                                           -------------------            ------------------
   PSE TECH 100 INDEX PORTFOLIO:
   Outstanding at October 31, 1999                                                  60                      $  4,006,979
   Contracts opened                                                                350                        37,534,147
   Contracts closed                                                               (320)                      (31,766,407)
                                                                                  ----                      ------------
   Outstanding at October 31, 2000                                                  90                      $  9,774,719
                                                                                  ----                      ------------
                                                                                  ----                      ------------

   The number of financial futures contracts and the gross unrealized appreciation (depreciation), as of October 31, 2000, for each
   Portfolio were as follows:

UNREALIZED
                                                                           NUMBER OF CONTRACTS       APPRECIATION (DEPRECIATION)
                                                                           -------------------       ---------------------------
   S&P 100 PLUS PORTFOLIO:
   S&P 500 Index Futures Contract expiring March 2001                                7                         $ (98,931)

   PSE TECH 100 INDEX PORTFOLIO:
   PSE Technology 100 Index Futures Contract expiring December 2000                 90                         $(963,720)

7. CHANGE IN ACCOUNTING PRINCIPLE --

   As required, effective November 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities for all funds. Prior to November 1, 2000 the Fund did not amortize premiums on debt securities for the Government Portfolio. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $166,220 reduction in cost of securities and a corresponding $166,220 increase in net unrealized appreciation, based on securities held in the Fund on November 1, 2000.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              TAX-EXEMPT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

 PRINCIPAL                                                                                   S&P        MOODY'S           MARKET
  AMOUNT                             DESCRIPTION                                            RATING      RATING            VALUE
  ------                             -----------                                            ------      ------            -----

LONG-TERM TAX-EXEMPT SECURITIES -- 96.7%

ALABAMA -- 5.3%
 $1,000,000    The Board of Trustees of Alabama Agricultural and Mechanical                  AAA          Aaa          $   957,500
               University Revenue Bonds, Series 1998, 5.00%, due 11-01-2016

  1,000,000    City of Tuscaloosa, Alabama, General Obligation Bonds, Series 2000,           AA-          Aa3            1,017,500
               5.75%, due 01-01-2020

ARIZONA -- 2.7%
  1,000,000    Arizona State Transportation Board Highway Revenue Bonds, Series A,            AA          Aaa            1,028,060
               6.35%, due 07-01-2005

COLORADO -- 11.3%
  1,300,000    Colorado Post Secondary Educational Facilities Authority Revenue              AAA          A2             1,327,625
               Refunding Bonds (University of Denver Project) 6.00%, due 03-01-2016

  2,000,000    City of Colorado Springs, Colorado, Revenue Bonds (The Colorado               AA-          Aa3            1,892,500
               College Project), Series 1999, 5.25%, due 06-01-2024

  1,000,000    City of Westminster, Colorado, Sales and Use Tax Revenue Refunding            AA-          NR             1,015,000
               and Improvement Bonds, Series 1997A, 5.60%, due 12-01-2016

CONNECTICUT -- 2.8%
  1,000,000    City of New Haven, Connecticut, General Obligation Bonds Issue of 2000,       AAA          Aaa            1,033,750
               Series B, 5.75%, due 11-01-2018

ILLINOIS -- 9.4%

  1,000,000    Public Building Commission of Chicago Building Revenue Bonds,                 AAA          Aaa            1,183,750
               Series A of 1990, (Board of Education of the City of Chicago), 7.00%,
               due 01-01-2020

  1,250,000    State of Illinois General Obligation Bond, 5.60%, due 04-01-2020              AAA          Aaa            1,251,563

  1,000,000    Community Unit School District #220 (Barrington) Lake, Cook, Kane             AAA          Aaa            1,095,000
               and McHenry Counties, Illinois, General Obligation School Bonds,
               Series 1998, 6.30%, due 12-01-2017

INDIANA -- 12.1%
  1,500,000    Indiana State Office Building Commission Capitol Complex Revenue              AAA          Aaa            1,803,750
               Bonds, Series 1990A, (Senate Avenue Parking Facility), 7.40%,
               due 07-01-2015

  1,000,000    Indianapolis - Marion County Public Library, Indianapolis, Indiana,            NR          Aa2            1,035,000
               General Obligation Bonds, Series 2000, 5.90%, due 01-01-2017

  1,500,000    The Indianapolis Local Public Improvement Bond Bank, Series 1992D              AA          NR             1,700,625
               Bonds, 6.750%, due 02-01-2014

MAINE -- 2.5%
  1,000,000    Maine Turnpike Authority Special Obligation Refunding Bonds,                  AAA          Aaa              947,500
               Series 1998, 5.00%, due 07-01-2018

MASSACHUSETTS -- 5.3%
  1,000,000    City of Springfield, Massachusetts, General Obligation State Qualified        AAA          Aaa              950,000
               Municipal Purpose Loan of 1998 Bonds, 5.00%, due 11-15-2018

  1,000,000    Town of Sterling, Massachusetts General Obligation School                      NR          Aaa            1,046,250
               Construction Bonds Unlimited Tax, 6.00%, due 02-15-2020

MICHIGAN -- 8.0%
  1,000,000    Dexter Community Schools, Counties of Washtenaw and Livingston,               AAA          Aaa              981,250
               State of Michigan, 1998 School Building and Site Bonds, (Unlimited
               Tax General Obligation), 5.10%, due 05-01-2018

  1,000,000    Board of Control of Northern Michigan University, General Revenue             AAA          Aaa              950,000
               Bonds, Series 1997, 5.125%, due 12-01-2020

  1,000,000    West Bloomfield, Michigan, School District General Obligation Bond,           AAA          Aaa            1,047,500
               5.85%, due 05-01-2016

MINNESOTA -- 2.4%
  1,000,000    Minnesota Public Facilities Authority, Water Pollution Control Revenue        AAA          Aaa              898,750
               Bonds, Series 1998A, 4.750%, due 03-01-2019

MISSISSIPPI -- 2.5%
  1,000,000    Certificates of Participation, (East Mississippi Correctional Facility        AAA          Aaa              946,250
               Project), Series 1997, Payments under Lease/Purchase Agreement,
               5.0%, due 01-01-2018

NEW MEXICO -- 2.6%
  1,000,000    Bernalillo County, New Mexico, Gross Receipts Tax Refunding                    AA          Aa3              960,000
               Revenue Bonds, Series 1998, 5.25%, due 04-01-2027

NEW YORK -- 2.9%
  1,000,000    County of Monroe, New York, General Obligation Bonds Public                    AA          Aa2            1,073,750
               Improvement Refunding Bonds-1996, Series A, 6.00%, due 03-01-2019

OKLAHOMA -- 2.9%
  1,000,000    Tulsa Industrial Authority Revenue and Refunding Bonds, (The                  AAA          Aaa            1,086,250
               University of Tulsa), Series 1996A, 6.00%, due 10-01-2016

PENNSYLVANIA -- 2.6%
  1,000,000    Public Auditorium Authority of Pittsburgh and Allegheny County,               AAA          Aaa              955,000
               (Allegheny County, Pennsylvania), Hotel Room Excise Tax Revenue
               Bonds, Series of 1999, 5.00%, due 02-01-2017

SOUTH CAROLINA -- 2.5%
  1,000,000    City of Spartanburg, South Carolina, Water System Refunding                   AAA          Aaa              942,500
               Revenue Bonds, Series 1997, 5.00%, due 06-01-2019

TENNESSEE -- 4.9%
  1,000,000    Harpeth Valley Utilities District of Davidson and Williamson Counties,        AAA          Aaa              931,250
               Tennessee, Utilities Improvement Revenue Bonds, Series 1998,
               5.05%, due 09-01-2020

  1,000,000    Knox County, Tennessee General Obligation Public Improvement                   AA          Aa2              896,250
               Bonds, Series 1998, 4.75%, due 04-10-2018

VIRGINIA -- 2.7%
  1,000,000    City of Norfolk, Virginia, Water Revenue Bonds, Series 1995,                  AAA          Aaa            1,023,750
               5.875%, due 11-01-2020

WISCONSIN -- 8.6%
  1,300,000    Marinette County, Wisconsin, General Obligation Refunding Bonds,               NR          Aaa            1,412,125
               6.50%, due 09-01-2018

  1,000,000    School District of Waupun, Dodge and Fond du Lac Counties, Wisconsin,          NR          Aaa              906,250
               General Obligation Refunding Bonds, 4.75%, due 04-01-2018

  1,000,000    Wisconsin State Transportation Revenue Refunding Bonds, Series B,             AAA          Aaa              888,750
               4.75%, due 07-01-2019

WYOMING -- 2.7%
  1,000,000    The Trustees of the University of Wyoming Facilities Improvement              AAA          Aaa            1,000,000
               and Refunding Revenue Bonds, Series 1999, 5.50%, due 06-01-2019                                         -----------

Total Municipal Bonds (Cost $36,762,686)                                                                                36,184,998
                                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 2.2%
MONEY MARKET
    842,000    Firstar Tax-Exempt Money Market Fund                                                                        842,000
                                                                                                                       -----------
Total Short-Term Investments                                                                                               842,000
                                                                                                                       -----------
Total Investments                                                                                                      $37,026,998
                                                                                                                       -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

 PRINCIPAL                                                                                  INTEREST                     MARKET
  AMOUNT                          DESCRIPTION                                                 RATE        MATURITY       VALUE
  ------                          -----------                                                 ----        --------       -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 98.5%

U.S. GOVERNMENT OBLIGATIONS -- 94.7%
 $2,000,000    U.S. Treasury Bond                                                             6.250%     05-15-2030    $ 2,130,936
  1,000,000    U.S. Treasury Note                                                             5.500%     08-15-2028        941,434
  1,000,000    U.S. Treasury Note                                                             6.250%     08-15-2023      1,031,852
  1,000,000    U.S. Treasury Bond                                                             7.875%     02-15-2021      1,217,034
  1,300,000    U.S. Treasury Bond                                                             9.000%     11-15-2018      1,723,718
  2,000,000    U.S. Treasury Bond                                                             7.250%     05-15-2016      2,251,190
  1,000,000    U.S. Treasury Note                                                             6.500%     02-15-2010      1,047,110
    700,000    U.S. Treasury Note                                                             6.000%     08-15-2009        707,487
    500,000    U.S. Treasury Note                                                             5.500%     02-15-2008        489,688
  2,000,000    U.S. Treasury Note                                                             6.125%     08-15-2007      2,029,006
  1,500,000    U.S. Treasury Bond                                                             9.375%     02-15-2006      1,737,127
  1,100,000    U.S. Treasury Bond                                                            10.750%     08-15-2005      1,320,215
  1,300,000    U.S. Treasury Note                                                             7.875%     11-15-2004      1,392,110
  2,200,000    U.S. Treasury Note                                                             5.750%     04-30-2003      2,191,919
  2,000,000    U.S. Treasury Note                                                             6.375%     04-30-2002      2,008,526
  1,000,000    U.S. Treasury Note                                                             6.625%     03-31-2002      1,006,564
  2,375,000    U.S. Treasury Note                                                             6.500%     02-28-2002      2,384,783
  2,350,000    U.S. Treasury Note                                                             6.375%     01-31-2002      2,354,841
    890,000    U.S. Treasury Note                                                             7.500%     11-15-2001        900,676
                                                                                                                       -----------
Total U.S. Government Obligations                                                                                       28,866,216
                                                                                                                       -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.8%

  1,184,753    Pool #780852                                                                   6.500%     09-15-2013      1,170,684
                                                                                                                       -----------
Total Agency Obligations                                                                                                 1,170,684
                                                                                                                       -----------
Total U.S. Government and Agency Obligations (Cost $29,865,418)                                                         30,036,900
                                                                                                                       -----------
SHORT-TERM INVESTMENTS -- 0.4%

MONEY MARKET
    108,000    Firstar Government Trust                                                                                    108,000
                                                                                                                       -----------
Total Short-Term Investments                                                                                               108,000
                                                                                                                       -----------
Total Investments                                                                                                      $30,144,900
                                                                                                                       -----------
                                                                                                                       -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             S&P 100 PLUS PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

                                                       NUMBER        MARKET
                                                     OF SHARES        VALUE
                                                     ---------        -----

COMMON STOCKS -- 99.3%

BASIC INDUSTRIES -- 1.9%
        Alcoa Inc.                                     41,540     $  1,191,679
        Allegheny Technologies, Inc.                    3,856           78,084
*<F33>  Bethlehem Steel Corporation                     5,690           16,359
        Boise Cascade Corporation                       2,606           74,760
        Dow Chemical Company                           32,230          987,044
        Homestake Mining Company                       12,780           52,718
        International Paper Company                    23,132          847,209
        International Flavors &
          Fragrances Inc.                               5,030           84,252
        Weyerhaeuser Company                           11,070          519,598
        DuPont (E.I.) de Nemours
          and Company                                  50,270        2,281,001
                                                                  ------------
                                                                     6,132,704
                                                                  ------------

COMMUNICATION SERVICES -- 3.7%
        AT&T Corp.                                    181,098        4,199,210
        Verizon Communications                        130,732        7,557,944
                                                                  ------------
                                                                    11,757,154
                                                                  ------------

CONSUMER CYCLICALS -- 6.7%
        Black & Decker Corporation                      4,060          152,758
        Brunswick Corporation                           3,660           71,141
        Ford Motor Company                             89,855        2,347,462
        General Motors Corporation                     25,470        1,582,324
*<F33>  Harrah's Entertainment, Inc.                    5,840          167,170
        The Home Depot, Inc.                          111,710        4,803,530
*<F33>  Kmart Corporation                              22,860          135,731
        Limited (The), Inc.                            20,378          514,544
        May Department Stores Company                  16,200          425,250
        Radioshack Corporation                          8,530          508,601
        Sears, Roebuck and Co.                         16,270          483,707
*<F33>  Toys "R" Us, Inc.                              10,405          178,836
        Wal-Mart Stores, Inc.                         215,200        9,764,700
                                                                  ------------
                                                                    21,135,754
                                                                  ------------

CONSUMER STAPLES -- 9.3%
        Avon Products, Inc.                            11,780          571,330
        Campbell Soup Company                          19,910          582,368
        Coca-Cola Company                             119,000        7,184,625
        Colgate-Palmolive Company                      27,520        1,617,075
        Walt Disney Company                           100,540        3,600,589
        Heinz (H.J.) Company                           16,960          711,260
        McDonald's Corporation                         64,090        1,986,790
        PepsiCo, Inc.                                  69,890        3,385,297
        Procter & Gamble Company                       62,720        4,480,560
        Ralston Purina Group                           14,730          357,202
        Sara Lee Corporation                           41,670          898,509
*<F33>  Viacom Inc.                                    74,220        4,221,263
                                                                  ------------
                                                                    29,596,868
                                                                  ------------

CAPITAL GOODS -- 12.1%
        The Boeing Company                             43,852        2,973,714
        Fluor Corporation                               3,740          130,900
        General Dynamics Corporation                    9,140          654,081
        General Electric Company                      477,720       26,185,027
        Minnesota Mining &
          Manufacturing Company                        18,690        1,805,921
        Rockwell International Corporation              8,630          339,267
        Tyco International Ltd.                        82,289        4,664,758
        United Technologies Corporation                23,050        1,609,178
                                                                  ------------
                                                                    38,362,846
                                                                  ------------

ENERGY -- 5.9%
        Baker Hughes Incorporated                      16,090          553,094
        Exxon Mobil Corporation                       168,203       15,001,605
        Halliburton Company                            21,020          779,054
        Occidental Petroleum Corporation               17,370          345,229
        Schlumberger Limited                           27,590        2,100,288
                                                                  ------------
                                                                    18,779,270
                                                                  ------------

FINANCIAL -- 14.6%
        American International Group, Inc.            112,467       11,021,766
        American Express Company                       64,290        3,857,400
        American General Corporation                   11,680          940,240
        Bank One Corporation                           55,394        2,021,881
        Bank of America Corporation                    80,060        3,847,884
        CIGNA Corporation                               8,230        1,003,648
        Citigroup Inc.                                217,233       11,431,887
        Hartford Financial Services Group              10,150          755,541
        Merrill Lynch & Co., Inc.                      38,540        2,697,800
        Morgan Stanley Dean Witter & Co.               54,640        4,388,275
        U.S. Bancorp                                   35,640          862,042
        Wells Fargo Company                            78,720        3,645,720
                                                                  ------------
                                                                    46,474,084
                                                                  ------------

HEALTH CARE -- 7.6%
        Baxter International Inc.                      13,910        1,143,228
        Bristol-Myers Squibb Company                   95,480        5,818,313
        Columbia/HCA Healthcare
          Corporation                                  26,810        1,070,725
        Johnson & Johnson                              67,330        6,202,776
        Merck & Co., Inc.                             110,540        9,941,691
                                                                  ------------
                                                                    24,176,733
                                                                  ------------

TECHNOLOGY -- 35.5%
*<F33>  America Online, Inc.                          111,000        5,597,730
*<F33>  Amgen, Inc.                                    49,760        2,882,970
*<F33>  Ceridian Corporation                            6,990          174,750
*<F33>  Cisco Systems, Inc.                           341,520       18,399,390
*<F33>  Computer Sciences Corporation                   8,410          529,830
*<F33>  EMC Corporation                               105,600        9,405,000
        Eastman Kodak Company                          15,340          688,382
        Hewlett-Packard Company                        97,500        4,527,656
        Honeywell International Inc.                   38,142        2,052,516
        International Business Machines
          Corporation                                  86,040        8,474,940
        Intel Corporation                             323,160       14,542,200
        Lucent Technologies, Inc.                     160,850        3,749,816
*<F33>  Microsoft Corporation                         253,930       17,489,429
*<F33>  National Semiconductor Corporation              7,620          198,120
        Nortel Networks Corp.                         143,560        6,531,980
*<F33>  Oracle Corporation                            275,428        9,089,124
        Pharmacia Corporation                          62,089        3,414,895
        Polaroid Corporation                            1,520           15,295
        Raytheon Company, Class B Shares               15,950          545,291
        Tektronix, Inc.                                 1,620          115,425
        Texas Instruments Inc.                         83,600        4,101,625
*<F33>  Unisys Corporation                             14,520          185,130
        Xerox Corporation                              31,262          263,773
                                                                  ------------
                                                                   112,975,267
                                                                  ------------

TRANSPORTATION -- 0.6%
        Burlington Northern
          Santa Fe Corporation                         20,530          545,328
        Delta Air Lines, Inc.                           6,190          292,478
*<F33>  FedEx Corporation                              14,120          661,663
        Norfolk Southern Corporation                   18,180          256,792
                                                                  ------------
                                                                     1,756,261
                                                                  ------------

UTILITIES -- 1.4%
        American Electric Power
          Company, Inc.                                15,040          624,160
        Coastal Corporation                             9,850          743,059
+<F34>  Entergy Corporation                            11,580          443,659
        Exelon Corporation                             14,244          856,405
        Southern Company                               31,090          913,269
        Williams Companies, Inc.                       21,510          899,387
                                                                  ------------
                                                                     4,479,939
                                                                  ------------
Total Common Stocks
  (Cost $196,728,816)                                              315,626,880
                                                                  ------------

SHORT-TERM INVESTMENTS -- 0.5%
MONEY MARKET
        Firstar Institutional Money
          Market Fund                              $1,694,000        1,694,000
                                                                  ------------
Total Short-Term Investments                                         1,694,000
                                                                  ------------
Total Investments                                                 $317,320,880
                                                                  ------------
                                                                  ------------

FUTURES CONTRACTS -- 0.8%

FUTURES
        S&P 500 Index Futures expiring
          March, 2001                                       7        2,557,625
                                                                  ------------
Total Futures Contracts
  (cost $2,656,555)                                               $  2,557,625
                                                                  ------------
                                                                  ------------

*<F33>  Non-income producing
+<F34>  Segregated as collateral against futures

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                              ACHIEVERS PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

                                                       NUMBER
                                                     OF SHARES        MARKET
                                                    OR PAR VALUE      VALUE
                                                    ------------      -----

COMMON STOCKS -- 97.8%

COMMUNICATIONS SERVICES -- 4.9%
*<F35>  Qwest Communications
          International Inc.                           25,000      $ 1,215,625
        SBC Communications, Inc.                       21,600        1,246,050
                                                                   -----------
                                                                     2,461,675
                                                                   -----------

CONSUMER CYCLICALS -- 6.9%
        Best Buy Co., Inc.                             10,000          501,875
        The Home Depot, Inc.                           27,500        1,182,500
        McGraw-Hill Companies, Inc.                    17,000        1,091,188
        Wal-Mart Stores, Inc.                          15,000          680,625
                                                                   -----------
                                                                     3,456,188
                                                                   -----------

CONSUMER STAPLES -- 11.7%
        Cardinal Health, Inc.                          25,000        2,368,750
        Kimberly-Clark Corporation                     16,600        1,095,600
        PepsiCo, Inc.                                  25,000        1,210,937
        Walgreen Co.                                   25,000        1,140,625
                                                                   -----------
                                                                     5,815,912
                                                                   -----------

CAPITAL GOODS -- 8.5%
        General Electric Company                       48,000        2,631,000
*<F35>  Jabil Circuit, Inc.                             8,000          456,500
        Tyco International Ltd.                        20,000        1,133,750
                                                                   -----------
                                                                     4,221,250
                                                                   -----------

ENERGY -- 5.1%
        Chevron Corporation                            10,000          821,250
        Exxon Mobil Corporation                        19,010        1,695,454
                                                                   -----------
                                                                     2,516,704
                                                                   -----------

FINANCIAL -- 15.5%
        American International Group, Inc.             19,500        1,911,000
        Bank of America Corporation                    22,632        1,087,751
        Chase Manhattan Corporation                    19,500          887,250
        Citigroup Inc.                                 26,666        1,403,298
        Merrill Lynch & Co., Inc.                      20,000        1,400,000
        Wells Fargo Company                            22,000        1,018,875
                                                                   -----------
                                                                     7,708,174
                                                                   -----------

HEALTH CARE -- 10.4%
        Johnson & Johnson                              19,000        1,750,375
        Merck & Co., Inc.                              24,000        2,158,500
        Pfizer,Inc.                                    30,000        1,295,625
                                                                   -----------
                                                                     5,204,500
                                                                   -----------

TECHNOLOGY -- 28.7%
*<F35>  Applied Materials, Inc.                        10,000          531,250
        Automatic Data Processing, Inc.                15,000          979,687
*<F35>  Cisco Systems, Inc.                             5,000          269,375
*<F35>  EMC Corporation                                 5,000          445,313
        Hewlett-Packard Company                        40,000        1,857,500
        Intel Corporation                              42,000        1,890,000
        Linear Technology Corporation                  38,000        2,453,375
        Nokia Corp - ADR                               50,000        2,137,500
        Nortel Networks Corp.                          50,000        2,275,000
        Texas Instruments Inc.                         29,600        1,452,250
                                                                   -----------
                                                                    14,291,250
                                                                   -----------

UTILITIES -- 6.1%
        Enron Corp.                                    24,000        1,969,500
        Williams Companies, Inc.                       25,000        1,045,313
                                                                   -----------
                                                                     3,014,813
                                                                   -----------
Total Common Stocks
        (Cost $26,821,162)                                          48,690,466
                                                                   -----------

SHORT-TERM INVESTMENTS -- 2.4%

MONEY MARKET
        Firstar Institutional Money
          Market Fund                              $1,174,000        1,174,000
                                                                   -----------
Total Short-Term Investments                                         1,174,000
                                                                   -----------
Total Investments                                                  $49,864,466
                                                                   -----------
                                                                   -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.


*<F35>  Non-income producing

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             SELECT VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

                                                       NUMBER         MARKET
                                                     OF SHARES         VALUE
                                                     ---------         -----

COMMON STOCKS -- 95.2%

CONSUMER DURABLES -- 6.7%
*<F36>  Arrow Electronics, Inc.                         3,800       $  121,600
*<F36>  Gildan Activewear, Inc. Class A
          Subordinate Voting Shares                     7,300          253,675
        Oshkosh Truck Corporation                       2,200           90,475
        Snap-on Incorporated                            3,600           92,025
        Superior Industries
          International, Inc.                           2,500           85,156
                                                                    ----------
                                                                       642,931
                                                                    ----------

CONSUMER NONDURABLES -- 26.0%
        Alberto-Culver Company, Class A                 2,900           80,475
*<F36>  American Management Systems,
          Incorporated                                  2,900           62,712
*<F36>  Apria Healthcare Group Inc.                     6,400          128,000
*<F36>  Brinker International, Inc.                       400           15,700
*<F36>  CACI International, Inc.                       10,100          208,312
        DENTSPLY International, Inc.                    7,500          260,156
*<F36>  Edwards Lifesciences Corporation                2,800           37,625
*<F36>  Footstar, Inc.                                  2,400           86,100
*<F36>  Gadzooks, Inc.                                 14,000          254,625
        Hormel Foods Corporation                        5,400           90,788
*<F36>  IDEXX Laboratories, Inc.                        4,400          105,600
*<F36>  IHOP Corp.                                      6,300          133,087
*<F36>  Invitrogen Corporation                            600           45,638
*<F36>  Medicis Pharmaceutical Corporation              1,500          110,437
        Mylan Laboratories, Inc.                        2,700           75,600
        Owens & Minor, Inc.                             6,200           93,776
*<F36>  Pharmaceutical Product
          Development, Inc.                             2,800           87,675
*<F36>  PolyMedica Corporation                          1,200           69,000
*<F36>  R.H. Donnelley Corporation                      3,600           81,450
        Ruby Tuesday, Inc.                             13,600          184,450
*<F36>  United Rentals, Inc.                            4,600           98,900
*<F36>  Venator Group, Inc.                             6,600           93,225
*<F36>  Whitehall Jewellers, Inc.                       8,650           69,200
                                                                    ----------
                                                                     2,472,531
                                                                    ----------

CAPITAL GOODS -- 15.7%
*<F36>  APW Ltd.                                        8,600          397,213
*<F36>  Artesyn Technologies, Inc.                      6,400          260,000
        C&D Technologies, Inc.                          3,900          230,587
        Cooper Companies, Inc.                          5,500          196,625
*<F36>  MSC Industrial Direct Co., Inc.                11,000          163,625
*<F36>  Multex.com Inc.                                 2,400           31,050
*<F36>  ScanSource, Inc.                                1,700           81,175
        Stewart & Stevenson Services, Inc.              5,600          134,400
                                                                    ----------
                                                                     1,494,675
                                                                    ----------

ENERGY -- 3.3%
*<F36>  Key Energy Services, Inc.                       4,800           43,200
*<F36>  Newfield Exploration Company                    7,100          268,025
                                                                    ----------
                                                                       311,225
                                                                    ----------

FINANCIAL -- 24.3%
        American Capital Strategies, Ltd.               9,500          209,594
        Arthur J. Gallagher & Co.                       2,600          164,125
        CNASurety Corporation                           4,300           49,988
*<F36>  Camden Property Trust                           2,500           71,562
        Cullen/Frost Bankers, Inc.                      3,800          126,588
        Dime Bancorp, Inc.                              3,000           73,312
*<F36>  FirstFed Financial Corp.                        3,100           79,050
*<F36>  Gabelli Asset Management, Inc.                  9,800          352,800
        Heller Financial, Inc.                          4,800          140,400
        Mack-Cali Realty Corporation                    3,400           92,225
        Metris Companies Inc.                           2,000           64,750
        Prentiss Properties Trust                       4,600          116,725
        Radian Group Inc.                               4,700          333,112
        StanCorp Financial Group, Inc.                  2,700          110,025
        Sterling Bancshares, Inc.                      19,000          326,563
                                                                    ----------
                                                                     2,310,819
                                                                    ----------

INTERMEDIATES -- 12.7%
        Actuant Corp.                                   8,600           31,175
        Belden Inc.                                    12,500          324,219
        Carpenter Technology Corporation                2,600           80,600
*<F36>  Centex Corporation                              1,500           55,500
        Englehard Corporation                           4,800          100,200
        Harsco Corporation                              3,400           68,637
*<F36>  Jones Lang LaSalle Inc.                         5,000           63,750
        Olin Corporation                                6,100          108,275
        Pentair, Inc.                                   4,400          131,175
        Primex Technologies, Inc.                       8,300          243,294
                                                                    ----------
                                                                     1,206,825
                                                                    ----------

TRANSPORTATION -- 3.3%
*<F36>  Atlas Air, Inc.                                 2,100           76,125
        Tidewater, Inc.                                 5,100          235,556
                                                                    ----------
                                                                       311,681
                                                                    ----------

UTILITIES -- 3.2%
        American States Water Company                   1,600           49,900
        IDACORP, Inc.                                   2,000           98,625
*<F36>  New Jersey Resources Corporation                2,200           87,863
        WGL Holdings Inc.                               2,700           68,850
                                                                    ----------
                                                                       305,238
                                                                    ----------
Total Common Stocks
        (cost $6,982,469)                                            9,055,925
                                                                    ----------

SHORT-TERM INVESTMENTS -- 5.1%
DEMAND NOTE -- 3.2%
        Wisconsin Electric Power Company,
          Variable Demand Note 6.215%                $300,000          300,000
                                                                    ----------
                                                                       300,000
                                                                    ----------

MONEY MARKET -- 1.9%
        Firstar Institutional Money
          Market Fund                                 185,000          185,000
                                                                    ----------
                                                                       185,000
                                                                    ----------
Total Short-Term Investments                                           485,000
                                                                    ----------
Total Investments                                                   $9,540,925
                                                                    ----------
                                                                    ----------

*<F36>  Non-income producing

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                          PSE TECH 100 INDEX PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

                                                      NUMBER         MARKET
                                                     OF SHARES        VALUE
                                                     ---------        -----

COMMON STOCKS -- 99.0%

BIOTECHNOLOGY --7.9%
*<F37>  Amgen, Inc.                                   144,000     $  8,343,000
*<F37>  Biogen, Inc.                                  144,000        8,667,000
*<F37>  Chiron Corporation                            144,000        6,237,000
*<F37>  Genentech, Inc.                               144,000       11,880,000
*<F37>  Immunex Corporation                           144,000        6,129,000
        Pharmacia Corporation                         144,000        7,920,000
                                                                  ------------
                                                                    49,176,000
                                                                  ------------

CAD/CAM -- 1.8%
        Autodesk, Inc.                                144,000        3,177,000
*<F37>  Mentor Graphics Corporation                   144,000        3,375,000
*<F37>  Synopsys, Inc.                                144,000        5,022,000
                                                                  ------------
                                                                    11,574,000
                                                                  ------------

DATA COMMUNICATIONS -- 16.0%
*<F37>  3Com Corporation                              144,000        2,556,000
*<F37>  Adaptec, Inc.                                 144,000        2,277,000
*<F37>  ADC Telecommunications, Inc.                  144,000        3,078,000
        Alcatel ADR                                   144,000        8,982,000
*<F37>  Cabletron Systems, Inc.                       144,000        3,906,000
*<F37>  Cisco Systems, Inc.                           144,000        7,758,000
*<F37>  JDS Uniphase Corporation                      144,000       11,718,000
        Lucent Technologies                           144,000        3,357,000
*<F37>  Nextel Communications, Inc.                   144,000        5,535,000
        Nortel Networks Corporation                   144,000        6,552,000
*<F37>  Palm, Inc.                                    144,000        7,713,000
*<F37>  QUALCOMM Inc.                                 144,000        9,375,739
        Scientific - Atlanta, Inc.                    144,000        9,855,000
*<F37>  Standard Microsystems Corporation                              144,000
        3,456,000
        Symbol Technologies, Inc.                     144,000        6,543,000
*<F37>  Tellabs, Inc.                                 144,000        7,191,000
                                                                  ------------
                                                                    99,852,739
                                                                  ------------

DATA STORAGE AND PROCESSING -- 4.2%
*<F37>  EMC Corp                                      144,000       12,825,000
*<F37>  Quantum Corporation - DLT &
          Storage Systems                             144,000        2,160,000
*<F37>  Seagate Technology, Inc.                      144,000       10,062,000
*<F37>  Storage Technology Corporation                144,000        1,404,000
                                                                  ------------
                                                                    26,451,000
                                                                  ------------

ELECTRONIC EQUIPMENT -- 6.4%
*<F37>  American Power
          Conversion Corporation                      144,000        1,863,000
        Linear Technologies                           144,000        9,297,000
*<F37>  Maxim Integrated Products, Inc.               144,000        9,549,000
*<F37>  Sensormatic Electronics Corporation           144,000        2,592,000
*<F37>  Solectron Corporation                         144,000        6,336,000
*<F37>  Vitesse Semiconductors                        144,000       10,071,000
                                                                  ------------
                                                                    39,708,000
                                                                  ------------

INFORMATION PROCESSING -- 10.9%
*<F37>  America Online, Inc.                          144,000        7,261,920
        Automatic Data Processing, Inc.               144,000        9,405,000
*<F37>  Ceridian Corporation                          144,000        3,600,000
*<F37>  Computer Sciences Corporation                 144,000        9,072,000
*<F37>  DST System, Inc.                              144,000        8,874,000
        Electronic Data Systems                       144,000        6,759,000
        First Data Corporation                        144,000        7,218,000
*<F37>  SunGard Data Systems, Inc.                    144,000        7,362,000
*<F37>  Yahoo!, Inc.                                  144,000        8,442,000
                                                                  ------------
                                                                    67,993,920
                                                                  ------------

LARGE DIVERSIFIED COMPUTER
  MANUFACTURING -- 2.6%
+<F38>  International Business
          Machines Corporation                        144,000       14,184,000
*<F37>  Unisys Corporation                            144,000        1,836,000
                                                                  ------------
                                                                    16,020,000
                                                                  ------------

MEDICAL TECHNOLOGY -- 6.7%
*<F37>  Acuson Corporation                            144,000        3,285,000
        Biomet, Inc.                                  144,000        5,211,000
*<F37>  Boston Scientific Corporation                 144,000        2,295,000
*<F37>  Coherent, Inc.                                144,000        5,013,000
*<F37>  Genzyme Corporation                           144,000       10,224,000
        Medtronic, Inc.                               144,000        7,821,000
*<F37>  St. Jude Medical, Inc.                        144,000        7,920,000
                                                                  ------------
                                                                    41,769,000
                                                                  ------------

MICRO COMPUTER MANUFACTURERS -- 6.7%
*<F37>  Apple Computer, Inc.                          144,000        2,817,000
        Compaq Computer Corporation                   144,000        4,379,040
*<F37>  Dell Computer Corporation                     144,000        4,248,000
*<F37>  Gateway, Inc.                                 144,000        7,431,840
*<F37>  Micron Electronics, Inc.                      144,000        1,138,493
*<F37>  NCR Corporation                               144,000        6,210,000
*<F37>  Sun Microsystems, Inc.                        144,000       15,966,000
                                                                  ------------
                                                                    42,190,373
                                                                  ------------

MINI AND MAINFRAME COMPUTER
  MANUFACTURERS -- 1.2%
        Hewlett-Packard Company                       144,000        6,687,000
*<F37>  Silicon Graphics, Inc.                        144,000          648,000
                                                                  ------------
                                                                     7,335,000
                                                                  ------------

OFFICE AUTOMATION EQUIPMENT -- 0.9%
        Harris Corporation                            144,000        4,563,000
        Xerox Corporation                             144,000        1,215,000
                                                                  ------------
                                                                     5,778,000
                                                                  ------------

SEMICONDUCTOR CAPITAL EQUIPMENT
  MANUFACTURERS -- 5.2%
*<F37>  Analog Devices, Inc.                          144,000        9,360,000
*<F37>  Applied Materials, Inc.                       144,000        7,650,000
*<F37>  KLA-Tencor Corporation                        144,000        4,869,000
*<F37>  Kulicke & Soffa Industries, Inc.              144,000        2,115,000
*<F37>  Lam Research Corporation                      144,000        2,790,000
*<F37>  Novellus Systems, Inc.                        144,000        5,895,000
                                                                  ------------
                                                                    32,679,000
                                                                  ------------

SEMICONDUCTOR MANUFACTURERS -- 8.0%
*<F37>  Advanced Micro Devices, Inc.                  144,000        3,258,000
*<F37>  Cypress Semiconductor Corporation             144,000        5,391,000
        Intel Corporation                             144,000        6,480,000
*<F37>  LSI Logic Corporation                         144,000        4,734,000
*<F37>  Micron Technology, Inc.                       144,000        5,004,000
        Motorola, Inc.                                144,000        3,591,000
*<F37>  National Semiconductor Corporation            144,000        3,744,000
        Texas Instruments Inc.                        144,000        7,065,000
*<F37>  Xilinx, Inc.                                  144,000       10,431,000
                                                                  ------------
                                                                    49,698,000
                                                                  ------------

SOFTWARE PRODUCTS -- 14.0%
        Adobe Systems, Inc.                           144,000       10,953,000
*<F37>  BMC Software, Inc.                            144,000        2,925,000
*<F37>  Cadence Design Systems, Inc.                  144,000        3,699,000
        Computer Associates
          International, Inc.                         144,000        4,590,000
*<F37>  Compuware Corp.                               144,000        1,134,000
*<F37>  Electronic Arts, Inc.                         144,000        7,200,000
*<F37>  Informix Corporation                          144,000          612,000
*<F37>  Microsoft Corporation                         144,000        9,918,000
*<F37>  Network Associates                            144,000        2,772,000
*<F37>  Novell, Inc.                                  144,000        1,296,000
*<F37>  Oracle Corporation                            144,000        4,752,000
*<F37>  PeopleSoft, Inc.                              144,000        6,284,246
        SAP AG -- ADR                                 144,000        7,344,000
*<F37>  Siebel Systems, Inc.                          144,000       15,111,000
*<F37>  Sybase, Inc.                                  144,000        3,015,000
*<F37>  Symantec Corporation                          144,000        5,625,000
                                                                  ------------
                                                                    87,230,246
                                                                  ------------

TEST, ANALYSIS, AND INSTRUMENTATION
  EQUIPMENT -- 6.5%
*<F37>  Agilent Technologies, Inc.                    144,000        6,669,000
        Millipore Corporation                         144,000        7,560,000
        PE Biosystems Group                           144,000       16,848,000
        Tektronix, Inc.                                72,000        5,130,000
*<F37>  Teradyne, Inc.                                144,000        4,500,000
                                                                  ------------
                                                                    40,707,000
                                                                  ------------
Total Common Stocks
  (Cost $586,793,663)                                              618,162,278
                                                                  ------------

SHORT-TERM INVESTMENTS -- 1.1%
MONEY MARKET
        Firstar Institutional Money
          Market Fund                              $7,059,000        7,059,000
                                                                  ------------
Total Short-Term Investments                                         7,059,000
                                                                  ------------
Total Investments                                                 $625,221,278
                                                                  ------------
                                                                  ------------

FUTURES CONTRACTS -- 1.4%

FUTURES                                             Contracts
                                                    ---------
        PSE Technology 100 Index,
          expiring December, 2000                          90        8,811,000
                                                                  ------------
Total Futures Contracts
  (Cost $9,774,719)                                               $  8,811,000
                                                                  ------------
                                                                  ------------

*<F37>  Non-income producing
+<F38>  Segregated as collateral against futures

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            MANAGED GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2000

                                                       NUMBER
                                                     OF SHARES        MARKET
                                                    OR PAR VALUE      VALUE
                                                    ------------      -----

COMMON STOCKS -- 99.1%

BUSINESS SERVICES --16.9%
*<F39>  Acxiom Corporation                             13,040      $   524,860
        Cintas Corporation                              7,890          365,899
        Fastenal Company                                6,620          380,236
*<F39>  Fiserv, Inc.                                    9,500          498,156
        Omnicom Group Inc.                              4,410          406,823
        Paychex, Inc.                                  10,312          584,562
*<F39>  Zebra Technologies Corporation                  3,300          144,581
                                                                   -----------
                                                                     2,905,117
                                                                   -----------

CONSUMER CYCLICALS -- 9.6%
        Harley-Davidson, Inc.                          11,550          556,566
        The Home Depot, Inc.                            6,160          264,879
*<F39>  Kohl's Corporation                              8,730          473,057
*<F39>  Starbucks Corporation                           7,840          350,350
                                                                   -----------
                                                                     1,644,852
                                                                   -----------

CONSUMER STAPLES -- 6.9%
        Cardinal Health, Inc.                           6,000          568,500
        Walgreen Co.                                   13,400          611,374
                                                                   -----------
                                                                     1,179,874
                                                                   -----------

CONSUMER SERVICE -- 5.9%
*<F39>  Catalina Marketing Corporation                 12,800          502,400
*<F39>  Scholastic Corporation                          6,400          511,999
                                                                   -----------
                                                                     1,014,399
                                                                   -----------

EDUCATION -- 2.7%
*<F39>  DeVry, Inc.                                    12,350          456,178
                                                                   -----------
                                                                       456,178
                                                                   -----------

FINANCIAL -- 9.0%
        Commerce Bancorp                                6,400          387,600
*<F39>  Concord EFS, Inc.                              16,360          675,873
        Fifth Third Bancorp                             9,220          473,678
                                                                   -----------
                                                                     1,537,151
                                                                   -----------

HEALTH CARE -- 12.1%
*<F39>  Biogen, Inc.                                    1,390           83,661
*<F39>  Forest Laboratories, Inc.                       1,450          192,125
*<F39>  Guidant Corporation                             5,050          267,334
*<F39>  Health Management
          Associates, Inc.                              7,200          142,650
*<F39>  MedImmune, Inc.                                 3,500          228,813
*<F39>  MiniMed Inc.                                    3,850          280,809
*<F39>  Patterson Dental Company                       12,940          405,184
        UnitedHealth Group Incorporated                 4,400          481,250
                                                                   -----------
                                                                     2,081,826
                                                                   -----------

TECHNOLOGY -- 29.3%
*<F39>  Advent Software, Inc.                           4,350          260,184
        CTS Corporation                                 7,000          300,563
*<F39>  Cisco Systems, Inc.                             4,230          227,891
*<F39>  Citrix Systems, Inc.                            9,600          212,400
*<F39>  Comverse Technology, Inc.                       5,640          630,270
*<F39>  Diamond Technology Partners
          Incorporated                                  3,300          147,263
*<F39>  Electronic Arts Inc.                           10,900          545,000
        Intel Corporation                               6,500          292,500
*<F39>  Intuit, Inc.                                    3,900          239,606
        Linear Technology Corporation                   6,500          419,656
*<F39>  QUALCOMM Incorporated                           3,150          205,094
*<F39>  SEI Investments Company                         2,500          226,875
*<F39>  Sanmina Corporation                             4,100          468,681
*<F39>  SunGard Data Systems, Inc.                     13,365          683,286
*<F39>  Tellabs, Inc.                                   3,300          164,794
                                                                   -----------
                                                                     5,024,063
                                                                   -----------

TRANSPORTATION -- 6.7%
        Expeditors International
          of Washington, Inc.                          12,200          632,875
        Southwest Airlines Co.                         17,937          511,205
                                                                   -----------
                                                                     1,144,080
                                                                   -----------
Total Common Stocks
        (Cost $12,624,350)                                          16,987,540
                                                                   -----------

SHORT-TERM INVESTMENTS -- 1.9%
MONEY MARKET
        Firstar Institutional Money
          Market Fund                                $330,000      $   330,000
                                                                   -----------
Total Short-Term Investments                                           330,000
                                                                   -----------
Total Investments                                                  $17,317,540
                                                                   -----------
                                                                   -----------

*<F39>  Non-income producing

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Board of Directors of
  Principal Preservation Portfolios, Inc. and the
  Shareholders of the Tax-Exempt, Government,
  S&P 100 Plus, Achievers, Select Value, PSE Tech 100 Index and Managed Growth Portfolios:

  We have audited the accompanying balance sheets, including the schedules of investments, of the PRINCIPAL PRESERVATION PORTFOLIOS, INC. (a Maryland corporation) Tax-Exempt, Government, S&P 100 Plus, Achievers, Select Value, PSE Tech 100 Index and Managed Growth Portfolios as of October 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the year ended October 31, 2000, and the ten months ended October 31, 1999 and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Preservation Portfolios, Inc. Tax-Exempt, Government, S&P 100 Plus, Achievers, Select Value, PSE Tech 100 Index and Managed Growth Portfolios as of October 31, 2000, the results of their operations for the year then ended and the changes in their net assets for the year ended October 31, 2000, and the ten months ended October 31, 1999 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States.

                                                   ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin,
November 22, 2000.

NOTE ON FORWARD-LOOKING STATEMENTS

  Except for historical information contained in this annual report for Principal Preservation Portfolios, Inc., the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform act of 1995. These include any advisor, sub-advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Portfolio in the current Prospectus, other factors bearing on these reports include the accuracy of the advisor's and any sub-advisor's or portfolio manager's forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, any sub-advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Portfolio to differ materially as compared to benchmarks associated with the particular Portfolio.